UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity®
California
Municipal Income
Fund

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,045.90	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.74%
Actual		$ 1,000.00	$ 1,046.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class B	1.41%
Actual		$ 1,000.00	$ 1,042.60	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class C	1.51%
Actual		$ 1,000.00	$ 1,043.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
California Municipal Income	.48%
Actual		$ 1,000.00	$ 1,048.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,048.10	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.2	41.4
Transportation	12.1	12.8
Health Care	9.9	9.1
Education	5.8	4.1
Water & Sewer	5.8	6.1
Weighted Average Maturity as of August 31, 2009
		6 months ago
Years	9.8	11.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	7.8	7.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
AAA 3.5%	AAA 3.9%
AA,A 58.8%	AA,A 75.1%
BBB 31.4%	BBB 16.4%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 3.6%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount (000s)	Value (000s)
California - 96.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 336
4.625% 8/1/17	405	352
5% 8/1/18	530	466
5% 8/1/19	555	479
5% 8/1/20	585	498
5% 8/1/23	1,940	1,561
Series 2009 B, 6.25% 8/1/39	3,000	3,004
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	643
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	816
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,603
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,739
5% 12/1/20 (AMBAC Insured)	2,810	2,834
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,605
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,886
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,638
5.5% 4/1/26 (FSA Insured)	1,000	1,019
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,111
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	756
0% 9/1/22 (FSA Insured)	5,150	2,494
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,357
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,104
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,320
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,325
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	4,977
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.: - continued
5% 8/1/17 (FGIC Insured)	$ 5,030	$ 5,007
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,700	2,861
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,934
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,151
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,311
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,417
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,113
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,197
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,157
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,111
0% 8/1/12 (AMBAC Insured)	2,800	2,580
0% 8/1/17 (AMBAC Insured)	1,000	714
0% 8/1/18 (AMBAC Insured)	2,000	1,345
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	867
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,059
5.5% 5/1/15	8,400	9,144
6% 5/1/13	2,320	2,593
6% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,220
California Econ. Recovery Series 2008 B4, 5%, tender 7/1/10 (c)	4,700	4,832
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,045
6% 3/1/38	1,000	1,040
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,423
5% 2/1/17	1,000	871
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,642
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	646
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	$ 7,910	$ 8,620
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,124
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	154
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,898
4.5% 10/1/36	3,075	2,611
5% 3/1/15	2,230	2,451
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,698
5% 9/1/17	900	974
5% 5/1/19	10,000	10,481
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,893
5% 2/1/23	1,095	1,110
5% 2/1/26	1,500	1,503
5% 3/1/26	2,800	2,812
5% 6/1/26	2,600	2,610
5% 6/1/27 (AMBAC Insured)	2,800	2,801
5% 6/1/29	5,005	4,943
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,728
5% 6/1/31	2,000	1,948
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,947
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	968
5% 8/1/33	3,400	3,280
5.125% 11/1/24	2,800	2,838
5.125% 2/1/26	2,800	2,822
5.25% 2/1/14	4,045	4,419
5.25% 10/1/14	140	140
5.25% 2/1/16	7,500	8,041
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,174
5.25% 2/1/20	6,805	7,080
5.25% 2/1/22	2,020	2,073
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,534
5.25% 4/1/27	5	5
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/28	$ 2,785	$ 2,805
5.25% 2/1/29	5,000	5,023
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,011
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,139
5.25% 12/1/33	105	105
5.25% 3/1/38	6,000	5,904
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,245	1,315
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	103
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,011
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	31,217
6% 4/1/18	1,570	1,817
6% 4/1/38	9,500	10,060
6.5% 4/1/33	8,500	9,352
6.75% 8/1/12	1,100	1,242
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,118
Series 2008 H, 5.125% 7/1/22	3,000	2,951
Series 2008 L, 5.125% 7/1/22	3,000	2,944
Series 2009 C, 5%, tender 7/2/12 (c)	6,300	6,477
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,573
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,441
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,294
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,435
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,003
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,281
(Sutter Health Proj.):
Series 2007 A, 5% 11/15/42	2,635	2,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/14	$ 4,205	$ 4,462
5% 8/15/15	4,500	4,753
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	5,432	3,386
Series 1983 B, 0% 8/1/15	70	38
Series 1998 J, 4.85% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	295	291
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	993
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	8,500	8,537
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,037
5% 12/1/32	1,000	933
5% 12/1/42	3,000	2,671
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,007
5.25% 2/1/32 (AMBAC Insured)	6,295	5,969
Series 2005, 5% 10/1/33	7,235	7,303
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,122
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,391
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,675
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,109
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,042
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,271
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,748
5% 6/1/14	2,000	2,104
5.25% 6/1/24	5,400	5,286
5.25% 6/1/25	5,000	4,843
5.25% 6/1/30	4,000	3,670
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	$ 4,450	$ 4,491
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,949
Series 2006 G:
5% 11/1/20	1,825	1,839
5% 11/1/21	2,020	2,018
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,776
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,115
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,628
5.5% 6/1/15	1,000	1,066
5.5% 6/1/17	9,980	10,480
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,586
5% 11/1/16 (FGIC Insured)	2,000	2,095
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,134
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
(Dept. of Corrections, Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	4,200	4,520
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,329
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,500
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,559
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,792
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,828
5.125% 6/1/29	5,000	4,572
5.5% 6/1/19	2,000	2,064
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	4,972
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	$ 3,335	$ 3,330
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,053
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,784
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,527
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,247
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,659
Series 2006 E:
5% 10/1/23	2,410	2,482
5.25% 10/1/21	2,900	3,092
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,393
5.5% 11/1/16 (AMBAC Insured)	1,500	1,647
Series 2009 A:
5.75% 11/1/25	3,675	4,053
5.75% 11/1/28	6,525	7,067
6% 11/1/40	7,240	7,720
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,986
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,431
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,784
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,852
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	909
Series 2005 G, 5.25% 7/1/13	1,475	1,481
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	131
5% 8/15/19	50	50
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.) Series 2008 B:
5.75% 8/15/38	$ 3,000	$ 2,996
6.25% 8/15/33	2,500	2,615
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	6,000	6,079
(Kaiser Permanente Health Sys. Proj.):
Series 2004 I, 3.45%, tender 5/1/11 (c)	2,750	2,782
Series 2007 A, 4.75% 4/1/33	2,000	1,728
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	10,000	8,932
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	8,861
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	6,721
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,550
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,430	1,609
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,888
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	815
0% 5/1/16	1,365	1,048
0% 5/1/17	1,155	835
0% 5/1/18	1,335	908
0% 5/1/19	1,000	632
0% 5/1/34 (a)	5,300	2,977
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,361
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,664
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,052
5% 11/1/25 (AMBAC Insured)	3,820	3,994
5% 11/1/33 (AMBAC Insured)	5,000	5,003
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,295	$ 3,043
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,215
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,737
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	3,040
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,549
5% 8/1/25 (FSA Insured)	1,435	1,478
5% 8/1/26 (FSA Insured)	2,000	2,065
5% 8/1/27 (FSA Insured)	1,785	1,821
5% 8/1/31 (FSA Insured)	5,000	4,987
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,476
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,288
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,149
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,754
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	610
5% 9/1/12 (AMBAC Insured)	625	645
5% 9/1/13 (AMBAC Insured)	655	669
5% 9/1/14 (AMBAC Insured)	690	702
5% 9/1/15 (AMBAC Insured)	725	732
5% 9/1/18 (AMBAC Insured)	835	797
5% 9/1/20 (AMBAC Insured)	925	866
5% 9/1/22 (AMBAC Insured)	1,020	936
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,118
6% 3/1/20 (FSA Insured)	1,000	1,107
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,810
5% 4/1/12	4,210	4,254
5% 4/1/13	1,830	1,849
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,496
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	$ 2,415	$ 2,361
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,081
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	743
0% 10/1/25 (AMBAC Insured)	1,665	686
Encinitas Union School District Series 1996:
0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	987
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	561
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,135
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	647
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,806
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,075
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,140
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	732
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	1,984
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,415
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	3,854
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,312
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	18,418
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,515
5.75% 1/15/40	8,155	6,843
5.875% 1/15/27	4,000	3,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 4,088
5.875% 1/15/29	4,000	3,553
Series A, 0% 1/1/18 (Escrowed to Maturity) (e)	1,000	737
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,282
5.75% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,567
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,047
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	13,425	11,479
5% 6/1/45	2,775	2,373
Series 2007 A1:
5% 6/1/11	1,470	1,488
5% 6/1/12	1,400	1,417
5% 6/1/13	1,000	1,001
5% 6/1/14	2,000	1,963
5% 6/1/15	1,000	969
5% 6/1/33	3,000	2,349
5.125% 6/1/47	2,600	1,824
5.75% 6/1/47	5,000	3,874
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,866
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,504
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	555	584
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	2,817
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	$ 3,790	$ 3,534
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,645
Long Beach Hbr. Rev.:
Series 1998 A:
6% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,024
6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,781
Series 2000 A, 5.25% 5/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,505	6,504
Series 2004 A:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000	2,130
5% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,053
Series 2005 A:
5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,040
5% 5/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,735	2,699
Long Beach Unified School District Series A, 5.75% 8/1/33	2,800	2,976
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	10,123
Series 2008 A, 6% 8/1/33	10,000	10,863
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,652
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,106
(Disney Parking Proj.):
0% 3/1/10	2,000	1,980
0% 3/1/11	1,950	1,880
0% 3/1/12	2,180	2,012
0% 3/1/13	6,490	5,721
0% 9/1/14 (AMBAC Insured)	3,860	3,186
0% 3/1/18	3,000	1,984
0% 3/1/19	3,200	1,978
0% 3/1/20	1,000	579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	$ 1,045	$ 1,162
5.375% 9/1/17 (FSA Insured)	1,095	1,198
5.375% 9/1/18 (FSA Insured)	1,155	1,252
5.375% 9/1/19 (FSA Insured)	1,210	1,306
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,744
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,135
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,049
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,076
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,419
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,395
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,500	5,507
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,504
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	11,505	14,261
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,564
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,237
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,748
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,880	2,278
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (b)	500	505
5% 7/1/39 (b)	2,120	2,113
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 558
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,083
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,157
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,447
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,551
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,769
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,392
(Rfdg. and Cap. Impts Proj.) Series 1991 A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,243
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	498
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	534
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,679
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	531
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,315
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,128
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,098
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,358
12% 8/1/17 (FSA Insured)	1,000	1,619
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,035
Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,986
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,434
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,020
5% 9/1/17 (AMBAC Insured)	2,735	2,749
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	$ 820	$ 848
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,695
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,230
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,613
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,141
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,061
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,136
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,160
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,135
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,973
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,022
6.5% 8/1/24	1,220	1,304
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,276
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,161
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,109
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,655
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,173
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,985
Oxnard Fin. Auth. Solid Waste Rev. Series 2005:
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,853
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	$ 3,000	$ 3,019
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,415
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,598
4% 9/1/13	1,855	1,905
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,090
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	508
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,190	1,191
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,143
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,253
5.7% 11/1/19 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	40	41
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,046
5.75% 11/1/15 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	30	31
Series 2002 L, 5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,405	3,357
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	3,000
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	5,890
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,295
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,633
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,188
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	2,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2007 A:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 2,185	$ 2,160
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	2,860
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,850
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	5,350
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,915	2,996
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,806
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,155
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,658
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,315
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,000
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,805
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	1,869
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,548
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	607
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,126
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	531
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	668
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	629
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,030
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	5,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	$ 1,500	$ 1,594
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,487
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	3,400	3,731
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,826
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	9,608
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,043
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,478
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,193
5% 11/15/17 (AMBAC Insured)	2,000	2,158
5% 11/15/18 (AMBAC Insured)	2,000	2,128
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,150
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,820
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,031
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,433
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,259
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,111
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,052
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,653
San Diego Unified School District (Election of 1998 Proj.) Series 2002 D, 5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (e)	4,000	4,420
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,633
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,002
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,469
Second Series 32F, 5.25% 5/1/19	2,500	2,719
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	$ 2,325	$ 2,397
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,026
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	6,857
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475	1,453
(San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28 (b)	1,000	1,010
6.625% 8/1/39 (b)	1,000	1,005
Series A, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,068
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,168
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,541
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,409
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,805
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,088
5.5% 1/15/28	1,060	663
Series A:
0% 1/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,240	2,212
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,154
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,527
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,767
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	890
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,036
Series 2007 A:
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,824
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,288
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,991
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,819
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,041
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,648
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,041
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,028
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	667
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	629
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,927
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,867
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,089
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,068
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,253
0% 9/1/22 (AMBAC Insured)	2,900	1,406
0% 9/1/25 (AMBAC Insured)	6,800	2,666
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	4,863
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Shasta Union High School District: - continued
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,340	$ 1,012
Sierra View Local Health Care District Rev.:
Series 1998, 5.4% 7/1/22	4,315	4,179
Series 2007, 5.25% 7/1/37	2,500	2,084
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	864
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,531
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,443
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	1,320	1,264
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,002
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,306
6% 6/1/22	1,100	1,121
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,330
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,379
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,540
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	661
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,614
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,009
Series 2007 D, 5% 5/15/25	4,250	4,449
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	799
5.5% 5/15/24 (AMBAC Insured)	370	374
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	13,290	13,426
Series 2008 L, 5% 5/15/40	3,000	3,023
Series 2009 O, 5.75% 5/15/34	9,900	10,758
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	$ 6,970	$ 6,971
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,569
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,160
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,600
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,145
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	1,974
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,124
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	822
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	717
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	324
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,086
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,298
5% 7/1/25	1,665	1,440
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,610
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,324
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,786
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,303
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,039
		1,529,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	$ 805	$ 822
5.375% 10/1/14	1,000	1,056
5.875% 10/1/18	1,565	1,673
		3,551
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 0.163% 7/1/21 (FGIC Insured) (c)	4,600	3,021
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,318
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	1,337
		11,676
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	520	520
5.25% 10/1/15	1,255	1,293
		1,813
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $1,562,808)	1,546,767
NET OTHER ASSETS - 2.5%	39,978
NET ASSETS - 100%	$ 1,586,745
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,426,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 13,290
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	42.2%
Transportation	12.1%
Health Care	9.9%
Education	5.8%
Water & Sewer	5.8%
Escrowed/Pre-Refunded	5.1%
Electric Utilities	5.0%
Others* (individually less than 5%)	14.1%
100.0%
* Includes net other assets
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $22,249,000 all of which will expire on February 28, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,562,808)		$ 1,546,767
Cash		28,205
Receivable for investments sold		208
Receivable for fund shares sold		2,438
Interest receivable		18,379
Prepaid expenses		4
Other receivables		2
Total assets		1,596,003

Liabilities
Payable for investments purchased Regular delivery	$ 1,223
Delayed delivery	4,572
Payable for fund shares redeemed	876
Distributions payable	1,791
Accrued management fee	476
Distribution fees payable	25
Other affiliated payables	233
Other payables and accrued expenses	62
Total liabilities		9,258

Net Assets		$ 1,586,745
Net Assets consist of:
Paid in capital		$ 1,629,190
Undistributed net investment income		1,424
Accumulated undistributed net realized gain (loss) on investments		(27,828)
Net unrealized appreciation (depreciation) on investments		(16,041)
Net Assets		$ 1,586,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,515 ÷ 3,724.22 shares)	$ 11.68

Maximum offering price per share (100/96.00 of $11.68)	$ 12.17
Class T: Net Asset Value and redemption price per share ($6,306 ÷ 538.61 shares)	$ 11.71

Maximum offering price per share (100/96.00 of $11.71)	$ 12.20
Class B: Net Asset Value and offering price per share ($3,079 ÷ 263.74 shares)A	$ 11.67

Class C: Net Asset Value and offering price per share ($16,077 ÷ 1,377.97 shares)A	$ 11.67

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,479,745 ÷ 126,791.97 shares)	$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,023 ÷ 3,252.29 shares)	$ 11.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)

Investment Income
Interest		$ 37,755

Expenses
Management fee	$ 2,817
Transfer agent fees	551
Distribution fees	145
Accounting fees and expenses	145
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	61
Audit	25
Legal	2
Miscellaneous	80
Total expenses before reductions	3,840
Expense reductions	(5)	3,835
Net investment income		33,920
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		184
Change in net unrealized appreciation (depreciation) on: Investment securities		37,955
Net gain (loss)		38,139
Net increase (decrease) in net assets resulting from operations		$ 72,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,920	$ 68,016
Net realized gain (loss)	184	(25,355)
Change in net unrealized appreciation (depreciation)	37,955	(12,917)
Net increase (decrease) in net assets resulting from operations	72,059	29,744
Distributions to shareholders from net investment income	(33,715)	(67,824)
Distributions to shareholders from net realized gain	-	(568)
Total distributions	(33,715)	(68,392)
Share transactions - net increase (decrease)	45,959	(51,318)
Redemption fees	12	56
Total increase (decrease) in net assets	84,315	(89,910)

Net Assets
Beginning of period	1,502,430	1,592,340
End of period (including undistributed net investment income of $1,424 and undistributed net investment income of $1,219, respectively)	$ 1,586,745	$ 1,502,430

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Income from Investment Operations
Net investment income E	.238	.459	.457	.478	.490	.505
Net realized and unrealized gain (loss)	.279	(.224)	(.711)	.050	(.025)	(.149)
Total from investment operations	.517	.235	(.254)	.528	.465	.356
Distributions from net investment income	(.237)	(.461)	(.457)	(.483)	(.490)	(.501)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.237)	(.465)	(.526)	(.578)	(.565)	(.636)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.68	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56
Total Return B, C, D	4.59%	2.04%	(2.15)%	4.36%	3.78%	2.92%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.75%	.73%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.77% A	.75%	.73%	.64%	.65%	.66%
Expenses net of all reductions	.77% A	.74%	.70%	.62%	.62%	.65%
Net investment income	4.13% A	3.98%	3.76%	3.88%	3.93%	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 34	$ 20	$ 13	$ 11	$ 7
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Income from Investment Operations
Net investment income E	.241	.464	.458	.466	.477	.492
Net realized and unrealized gain (loss)	.288	(.227)	(.712)	.048	(.027)	(.150)
Total from investment operations	.529	.237	(.254)	.514	.450	.342
Distributions from net investment income	(.239)	(.463)	(.457)	(.469)	(.475)	(.487)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.239)	(.467)	(.526)	(.564)	(.550)	(.622)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.71	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58
Total Return B, C, D	4.69%	2.05%	(2.15)%	4.24%	3.66%	2.80%
Ratios to Average Net Assets F
Expenses before reductions	.74% A	.73%	.74%	.75%	.77%	.77%
Expenses net of fee waivers, if any	.74% A	.73%	.74%	.75%	.77%	.77%
Expenses net of all reductions	.74% A	.72%	.70%	.72%	.73%	.76%
Net investment income	4.17% A	4.00%	3.75%	3.77%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 5	$ 5	$ 4	$ 3
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Income from Investment Operations
Net investment income E	.202	.387	.376	.383	.394	.409
Net realized and unrealized gain (loss)	.278	(.228)	(.712)	.049	(.026)	(.159)
Total from investment operations	.480	.159	(.336)	.432	.368	.250
Distributions from net investment income	(.200)	(.385)	(.375)	(.387)	(.393)	(.405)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.200)	(.389)	(.444)	(.482)	(.468)	(.540)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55
Total Return B, C, D	4.26%	1.38%	(2.81)%	3.57%	2.99%	2.06%
Ratios to Average Net Assets F
Expenses before reductions	1.41% A	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of fee waivers, if any	1.41% A	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of all reductions	1.41% A	1.40%	1.37%	1.39%	1.39%	1.41%
Net investment income	3.50% A	3.33%	3.08%	3.11%	3.15%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income E	.196	.374	.364	.371	.382	.397
Net realized and unrealized gain (loss)	.288	(.225)	(.721)	.061	(.035)	(.149)
Total from investment operations	.484	.149	(.357)	.432	.347	.248
Distributions from net investment income	(.194)	(.375)	(.364)	(.377)	(.382)	(.393)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.194)	(.379)	(.433)	(.472)	(.457)	(.528)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55
Total Return B, C, D	4.30%	1.29%	(2.98)%	3.56%	2.81%	2.04%
Ratios to Average Net Assets F
Expenses before reductions	1.51% A	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.51% A	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.51% A	1.48%	1.47%	1.48%	1.49%	1.51%
Net investment income	3.40% A	3.24%	2.99%	3.02%	3.06%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 12	$ 8	$ 10	$ 10	$ 11
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income D	.255	.495	.491	.499	.512	.527
Net realized and unrealized gain (loss)	.289	(.227)	(.722)	.050	(.025)	(.149)
Total from investment operations	.544	.268	(.231)	.549	.487	.378
Distributions from net investment income	(.254)	(.494)	(.490)	(.504)	(.512)	(.523)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.254)	(.498)	(.559)	(.599)	(.587)	(.658)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55
Total Return B, C	4.84%	2.33%	(1.97)%	4.55%	3.97%	3.11%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.47%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.48% A	.47%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.48% A	.46%	.43%	.44%	.45%	.47%
Net investment income	4.43% A	4.27%	4.03%	4.05%	4.10%	4.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,480	$ 1,427	$ 1,543	$ 1,611	$ 1,601	$ 1,506
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Income from Investment Operations
Net investment income D	.252	.491	.486	.493	.509	.529
Net realized and unrealized gain (loss)	.290	(.226)	(.722)	.049	(.025)	(.151)
Total from investment operations	.542	.265	(.236)	.542	.484	.378
Distributions from net investment income	(.252)	(.491)	(.485)	(.497)	(.509)	(.523)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.252)	(.495)	(.554)	(.592)	(.584)	(.658)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.69	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57
Total Return B, C	4.81%	2.30%	(2.00)%	4.48%	3.94%	3.10%
Ratios to Average Net Assets E
Expenses before reductions	.51% A	.49%	.50%	.53%	.50%	.47%
Expenses net of fee waivers, if any	.51% A	.49%	.50%	.53%	.50%	.47%
Expenses net of all reductions	.51% A	.48%	.47%	.50%	.46%	.47%
Net investment income	4.39% A	4.24%	3.99%	3.99%	4.08%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 19	$ 11	$ 8	$ 2	$ 1
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,907
Unrealized depreciation	(51,568)
Net unrealized appreciation (depreciation)	$ (14,661)

Cost for federal income tax purposes	$ 1,561,428

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,673 and $128,810, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 47	$ 8
Class T	0%	.25%	8	8
Class B	.65%	.25%	17	12
Class C	.75%	.25%	73	33
			$ 145	$ 61

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	1
Class B*	3
Class C*	3
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 22.12
Class T	3.08
Class B	2.11
Class C	8.11
California Municipal Income	503.07
Institutional Class	13.11
	$ 551

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ 782	$ 1,098
Class T	137	262
Class B	67	151
Class C	246	329
California Municipal Income	31,936	65,274
Institutional Class	547	710
Total	$ 33,715	$ 67,824
From net realized gain
Class A	$ -	$ 7
Class T	-	2
Class B	-	2
Class C	-	3
California Municipal Income	-	549
Institutional Class	-	5
Total	$ -	$ 568

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	1,187	1,926	$ 13,601	$ 22,454
Reinvestment of distributions	49	66	565	754
Shares redeemed	(482)	(721)	(5,506)	(8,239)
Net increase (decrease)	754	1,271	$ 8,660	$ 14,969
Class T
Shares sold	101	311	$ 1,151	$ 3,658
Reinvestment of distributions	8	18	97	204
Shares redeemed	(178)	(163)	(2,060)	(1,834)
Net increase (decrease)	(69)	166	$ (812)	$ 2,028
Class B
Shares sold	17	85	$ 181	$ 976
Reinvestment of distributions	2	5	28	63
Shares redeemed	(112)	(151)	(1,278)	(1,751)
Net increase (decrease)	(93)	(61)	$ (1,069)	$ (712)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class C
Shares sold	462	635	$ 5,302	$ 7,343
Reinvestment of distributions	12	16	133	186
Shares redeemed	(172)	(283)	(1,961)	(3,221)
Net increase (decrease)	302	368	$ 3,474	$ 4,308
California Municipal Income
Shares sold	13,775	35,274	$ 157,727	$ 409,272
Reinvestment of distributions	1,947	3,952	22,291	45,637
Shares redeemed	(14,244)	(46,816)	(162,767)	(535,103)
Net increase (decrease)	1,478	(7,590)	$ 17,251	$ (80,194)
Institutional Class
Shares sold	1,855	1,386	$ 21,304	$ 16,182
Reinvestment of distributions	21	37	240	422
Shares redeemed	(270)	(717)	(3,089)	(8,322)
Net increase (decrease)	1,606	706	$ 18,455	$ 8,282

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,041,000,256.67	94.299
Withheld	62,938,673.31	5.701
TOTAL	1,103,938,929.98	100.000
Albert R. Gamper, Jr.
Affirmative	1,044,613,524.91	94.626
Withheld	59,325,405.07	5.374
TOTAL	1,103,938,929.98	100.000
Abigail P. Johnson
Affirmative	1,039,890,816.16	94.198
Withheld	64,048,113.82	5.802
TOTAL	1,103,938,929.98	100.000
Arthur E. Johnson
Affirmative	1,043,541,819.48	94.529
Withheld	60,397,110.50	5.471
TOTAL	1,103,938,929.98	100.000
Michael E. Kenneally
Affirmative	1,045,866,100.84	94.739
Withheld	58,072,829.14	5.261
TOTAL	1,103,938,929.98	100.000
James H. Keyes
Affirmative	1,045,128,561.60	94.673
Withheld	58,810,368.38	5.327
TOTAL	1,103,938,929.98	100.000
Marie L. Knowles
Affirmative	1,043,771,244.22	94.550
Withheld	60,167,685.76	5.450
TOTAL	1,103,938,929.98	100.000
Kenneth L. Wolfe
Affirmative	1,044,954,180.51	94.657
Withheld	58,984,749.47	5.343
TOTAL	1,103,938,929.98	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	789,928,518.52	71.556
Against	109,475,883.11	9.917
Abstain	70,754,986.10	6.409
Broker Non- Votes	133,779,542.25	12.118
TOTAL	1,103,938,929.98	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CFL-USAN-1009
1.790942.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
California Municipal Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,045.90	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.74%
Actual		$ 1,000.00	$ 1,046.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class B	1.41%
Actual		$ 1,000.00	$ 1,042.60	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class C	1.51%
Actual		$ 1,000.00	$ 1,043.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
California Municipal Income	.48%
Actual		$ 1,000.00	$ 1,048.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,048.10	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.2	41.4
Transportation	12.1	12.8
Health Care	9.9	9.1
Education	5.8	4.1
Water & Sewer	5.8	6.1
Weighted Average Maturity as of August 31, 2009
		6 months ago
Years	9.8	11.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	7.8	7.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
AAA 3.5%	AAA 3.9%
AA,A 58.8%	AA,A 75.1%
BBB 31.4%	BBB 16.4%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 3.6%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount (000s)	Value (000s)
California - 96.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 336
4.625% 8/1/17	405	352
5% 8/1/18	530	466
5% 8/1/19	555	479
5% 8/1/20	585	498
5% 8/1/23	1,940	1,561
Series 2009 B, 6.25% 8/1/39	3,000	3,004
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	643
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	816
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,603
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,739
5% 12/1/20 (AMBAC Insured)	2,810	2,834
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,605
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,886
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,638
5.5% 4/1/26 (FSA Insured)	1,000	1,019
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,111
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	756
0% 9/1/22 (FSA Insured)	5,150	2,494
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,357
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,104
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,320
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,325
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	4,977
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.: - continued
5% 8/1/17 (FGIC Insured)	$ 5,030	$ 5,007
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,700	2,861
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,934
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,151
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,311
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,417
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,113
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,197
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,157
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,111
0% 8/1/12 (AMBAC Insured)	2,800	2,580
0% 8/1/17 (AMBAC Insured)	1,000	714
0% 8/1/18 (AMBAC Insured)	2,000	1,345
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	867
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,059
5.5% 5/1/15	8,400	9,144
6% 5/1/13	2,320	2,593
6% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,220
California Econ. Recovery Series 2008 B4, 5%, tender 7/1/10 (c)	4,700	4,832
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,045
6% 3/1/38	1,000	1,040
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,423
5% 2/1/17	1,000	871
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,642
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	646
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	$ 7,910	$ 8,620
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,124
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	154
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,898
4.5% 10/1/36	3,075	2,611
5% 3/1/15	2,230	2,451
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,698
5% 9/1/17	900	974
5% 5/1/19	10,000	10,481
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,893
5% 2/1/23	1,095	1,110
5% 2/1/26	1,500	1,503
5% 3/1/26	2,800	2,812
5% 6/1/26	2,600	2,610
5% 6/1/27 (AMBAC Insured)	2,800	2,801
5% 6/1/29	5,005	4,943
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,728
5% 6/1/31	2,000	1,948
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,947
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	968
5% 8/1/33	3,400	3,280
5.125% 11/1/24	2,800	2,838
5.125% 2/1/26	2,800	2,822
5.25% 2/1/14	4,045	4,419
5.25% 10/1/14	140	140
5.25% 2/1/16	7,500	8,041
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,174
5.25% 2/1/20	6,805	7,080
5.25% 2/1/22	2,020	2,073
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,534
5.25% 4/1/27	5	5
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/28	$ 2,785	$ 2,805
5.25% 2/1/29	5,000	5,023
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,011
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,139
5.25% 12/1/33	105	105
5.25% 3/1/38	6,000	5,904
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,245	1,315
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	103
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,011
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	31,217
6% 4/1/18	1,570	1,817
6% 4/1/38	9,500	10,060
6.5% 4/1/33	8,500	9,352
6.75% 8/1/12	1,100	1,242
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,118
Series 2008 H, 5.125% 7/1/22	3,000	2,951
Series 2008 L, 5.125% 7/1/22	3,000	2,944
Series 2009 C, 5%, tender 7/2/12 (c)	6,300	6,477
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,573
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,441
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,294
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,435
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,003
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,281
(Sutter Health Proj.):
Series 2007 A, 5% 11/15/42	2,635	2,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/14	$ 4,205	$ 4,462
5% 8/15/15	4,500	4,753
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	5,432	3,386
Series 1983 B, 0% 8/1/15	70	38
Series 1998 J, 4.85% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	295	291
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	993
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	8,500	8,537
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,037
5% 12/1/32	1,000	933
5% 12/1/42	3,000	2,671
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,007
5.25% 2/1/32 (AMBAC Insured)	6,295	5,969
Series 2005, 5% 10/1/33	7,235	7,303
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,122
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,391
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,675
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,109
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,042
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,271
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,748
5% 6/1/14	2,000	2,104
5.25% 6/1/24	5,400	5,286
5.25% 6/1/25	5,000	4,843
5.25% 6/1/30	4,000	3,670
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	$ 4,450	$ 4,491
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,949
Series 2006 G:
5% 11/1/20	1,825	1,839
5% 11/1/21	2,020	2,018
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,776
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,115
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,628
5.5% 6/1/15	1,000	1,066
5.5% 6/1/17	9,980	10,480
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,586
5% 11/1/16 (FGIC Insured)	2,000	2,095
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,134
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
(Dept. of Corrections, Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	4,200	4,520
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,329
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,500
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,559
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,792
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,828
5.125% 6/1/29	5,000	4,572
5.5% 6/1/19	2,000	2,064
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	4,972
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	$ 3,335	$ 3,330
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,053
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,784
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,527
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,247
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,659
Series 2006 E:
5% 10/1/23	2,410	2,482
5.25% 10/1/21	2,900	3,092
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,393
5.5% 11/1/16 (AMBAC Insured)	1,500	1,647
Series 2009 A:
5.75% 11/1/25	3,675	4,053
5.75% 11/1/28	6,525	7,067
6% 11/1/40	7,240	7,720
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,986
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,431
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,784
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,852
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	909
Series 2005 G, 5.25% 7/1/13	1,475	1,481
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	131
5% 8/15/19	50	50
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.) Series 2008 B:
5.75% 8/15/38	$ 3,000	$ 2,996
6.25% 8/15/33	2,500	2,615
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	6,000	6,079
(Kaiser Permanente Health Sys. Proj.):
Series 2004 I, 3.45%, tender 5/1/11 (c)	2,750	2,782
Series 2007 A, 4.75% 4/1/33	2,000	1,728
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	10,000	8,932
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	8,861
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	6,721
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,550
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,430	1,609
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,888
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	815
0% 5/1/16	1,365	1,048
0% 5/1/17	1,155	835
0% 5/1/18	1,335	908
0% 5/1/19	1,000	632
0% 5/1/34 (a)	5,300	2,977
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,361
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,664
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,052
5% 11/1/25 (AMBAC Insured)	3,820	3,994
5% 11/1/33 (AMBAC Insured)	5,000	5,003
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,295	$ 3,043
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,215
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,737
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	3,040
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,549
5% 8/1/25 (FSA Insured)	1,435	1,478
5% 8/1/26 (FSA Insured)	2,000	2,065
5% 8/1/27 (FSA Insured)	1,785	1,821
5% 8/1/31 (FSA Insured)	5,000	4,987
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,476
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,288
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,149
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,754
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	610
5% 9/1/12 (AMBAC Insured)	625	645
5% 9/1/13 (AMBAC Insured)	655	669
5% 9/1/14 (AMBAC Insured)	690	702
5% 9/1/15 (AMBAC Insured)	725	732
5% 9/1/18 (AMBAC Insured)	835	797
5% 9/1/20 (AMBAC Insured)	925	866
5% 9/1/22 (AMBAC Insured)	1,020	936
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,118
6% 3/1/20 (FSA Insured)	1,000	1,107
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,810
5% 4/1/12	4,210	4,254
5% 4/1/13	1,830	1,849
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,496
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	$ 2,415	$ 2,361
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,081
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	743
0% 10/1/25 (AMBAC Insured)	1,665	686
Encinitas Union School District Series 1996:
0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	987
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	561
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,135
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	647
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,806
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,075
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,140
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	732
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	1,984
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,415
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	3,854
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,312
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	18,418
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,515
5.75% 1/15/40	8,155	6,843
5.875% 1/15/27	4,000	3,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 4,088
5.875% 1/15/29	4,000	3,553
Series A, 0% 1/1/18 (Escrowed to Maturity) (e)	1,000	737
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,282
5.75% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,567
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,047
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	13,425	11,479
5% 6/1/45	2,775	2,373
Series 2007 A1:
5% 6/1/11	1,470	1,488
5% 6/1/12	1,400	1,417
5% 6/1/13	1,000	1,001
5% 6/1/14	2,000	1,963
5% 6/1/15	1,000	969
5% 6/1/33	3,000	2,349
5.125% 6/1/47	2,600	1,824
5.75% 6/1/47	5,000	3,874
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,866
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,504
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	555	584
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	2,817
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	$ 3,790	$ 3,534
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,645
Long Beach Hbr. Rev.:
Series 1998 A:
6% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,024
6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,781
Series 2000 A, 5.25% 5/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,505	6,504
Series 2004 A:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000	2,130
5% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,053
Series 2005 A:
5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,040
5% 5/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,735	2,699
Long Beach Unified School District Series A, 5.75% 8/1/33	2,800	2,976
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	10,123
Series 2008 A, 6% 8/1/33	10,000	10,863
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,652
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,106
(Disney Parking Proj.):
0% 3/1/10	2,000	1,980
0% 3/1/11	1,950	1,880
0% 3/1/12	2,180	2,012
0% 3/1/13	6,490	5,721
0% 9/1/14 (AMBAC Insured)	3,860	3,186
0% 3/1/18	3,000	1,984
0% 3/1/19	3,200	1,978
0% 3/1/20	1,000	579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	$ 1,045	$ 1,162
5.375% 9/1/17 (FSA Insured)	1,095	1,198
5.375% 9/1/18 (FSA Insured)	1,155	1,252
5.375% 9/1/19 (FSA Insured)	1,210	1,306
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,744
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,135
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,049
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,076
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,419
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,395
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,500	5,507
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,504
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	11,505	14,261
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,564
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,237
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,748
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,880	2,278
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (b)	500	505
5% 7/1/39 (b)	2,120	2,113
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 558
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,083
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,157
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,447
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,551
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,769
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,392
(Rfdg. and Cap. Impts Proj.) Series 1991 A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,243
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	498
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	534
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,679
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	531
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,315
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,128
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,098
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,358
12% 8/1/17 (FSA Insured)	1,000	1,619
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,035
Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,986
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,434
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,020
5% 9/1/17 (AMBAC Insured)	2,735	2,749
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	$ 820	$ 848
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,695
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,230
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,613
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,141
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,061
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,136
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,160
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,135
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,973
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,022
6.5% 8/1/24	1,220	1,304
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,276
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,161
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,109
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,655
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,173
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,985
Oxnard Fin. Auth. Solid Waste Rev. Series 2005:
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,853
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	$ 3,000	$ 3,019
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,415
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,598
4% 9/1/13	1,855	1,905
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,090
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	508
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,190	1,191
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,143
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,253
5.7% 11/1/19 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	40	41
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,046
5.75% 11/1/15 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	30	31
Series 2002 L, 5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,405	3,357
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	3,000
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	5,890
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,295
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,633
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,188
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	2,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2007 A:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 2,185	$ 2,160
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	2,860
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,850
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	5,350
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,915	2,996
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,806
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,155
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,658
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,315
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,000
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,805
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	1,869
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,548
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	607
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,126
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	531
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	668
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	629
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,030
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	5,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	$ 1,500	$ 1,594
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,487
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	3,400	3,731
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,826
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	9,608
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,043
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,478
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,193
5% 11/15/17 (AMBAC Insured)	2,000	2,158
5% 11/15/18 (AMBAC Insured)	2,000	2,128
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,150
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,820
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,031
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,433
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,259
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,111
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,052
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,653
San Diego Unified School District (Election of 1998 Proj.) Series 2002 D, 5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (e)	4,000	4,420
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,633
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,002
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,469
Second Series 32F, 5.25% 5/1/19	2,500	2,719
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	$ 2,325	$ 2,397
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,026
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	6,857
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475	1,453
(San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28 (b)	1,000	1,010
6.625% 8/1/39 (b)	1,000	1,005
Series A, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,068
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,168
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,541
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,409
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,805
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,088
5.5% 1/15/28	1,060	663
Series A:
0% 1/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,240	2,212
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,154
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,527
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,767
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	890
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,036
Series 2007 A:
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,824
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,288
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,991
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,819
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,041
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,648
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,041
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,028
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	667
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	629
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,927
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,867
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,089
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,068
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,253
0% 9/1/22 (AMBAC Insured)	2,900	1,406
0% 9/1/25 (AMBAC Insured)	6,800	2,666
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	4,863
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Shasta Union High School District: - continued
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,340	$ 1,012
Sierra View Local Health Care District Rev.:
Series 1998, 5.4% 7/1/22	4,315	4,179
Series 2007, 5.25% 7/1/37	2,500	2,084
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	864
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,531
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,443
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	1,320	1,264
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,002
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,306
6% 6/1/22	1,100	1,121
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,330
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,379
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,540
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	661
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,614
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,009
Series 2007 D, 5% 5/15/25	4,250	4,449
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	799
5.5% 5/15/24 (AMBAC Insured)	370	374
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	13,290	13,426
Series 2008 L, 5% 5/15/40	3,000	3,023
Series 2009 O, 5.75% 5/15/34	9,900	10,758
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	$ 6,970	$ 6,971
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,569
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,160
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,600
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,145
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	1,974
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,124
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	822
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	717
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	324
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,086
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,298
5% 7/1/25	1,665	1,440
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,610
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,324
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,786
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,303
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,039
		1,529,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	$ 805	$ 822
5.375% 10/1/14	1,000	1,056
5.875% 10/1/18	1,565	1,673
		3,551
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 0.163% 7/1/21 (FGIC Insured) (c)	4,600	3,021
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,318
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	1,337
		11,676
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	520	520
5.25% 10/1/15	1,255	1,293
		1,813
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $1,562,808)	1,546,767
NET OTHER ASSETS - 2.5%	39,978
NET ASSETS - 100%	$ 1,586,745
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,426,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 13,290
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	42.2%
Transportation	12.1%
Health Care	9.9%
Education	5.8%
Water & Sewer	5.8%
Escrowed/Pre-Refunded	5.1%
Electric Utilities	5.0%
Others* (individually less than 5%)	14.1%
100.0%
* Includes net other assets
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $22,249,000 all of which will expire on February 28, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,562,808)		$ 1,546,767
Cash		28,205
Receivable for investments sold		208
Receivable for fund shares sold		2,438
Interest receivable		18,379
Prepaid expenses		4
Other receivables		2
Total assets		1,596,003

Liabilities
Payable for investments purchased Regular delivery	$ 1,223
Delayed delivery	4,572
Payable for fund shares redeemed	876
Distributions payable	1,791
Accrued management fee	476
Distribution fees payable	25
Other affiliated payables	233
Other payables and accrued expenses	62
Total liabilities		9,258

Net Assets		$ 1,586,745
Net Assets consist of:
Paid in capital		$ 1,629,190
Undistributed net investment income		1,424
Accumulated undistributed net realized gain (loss) on investments		(27,828)
Net unrealized appreciation (depreciation) on investments		(16,041)
Net Assets		$ 1,586,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,515 ÷ 3,724.22 shares)	$ 11.68

Maximum offering price per share (100/96.00 of $11.68)	$ 12.17
Class T: Net Asset Value and redemption price per share ($6,306 ÷ 538.61 shares)	$ 11.71

Maximum offering price per share (100/96.00 of $11.71)	$ 12.20
Class B: Net Asset Value and offering price per share ($3,079 ÷ 263.74 shares)A	$ 11.67

Class C: Net Asset Value and offering price per share ($16,077 ÷ 1,377.97 shares)A	$ 11.67

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,479,745 ÷ 126,791.97 shares)	$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,023 ÷ 3,252.29 shares)	$ 11.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)

Investment Income
Interest		$ 37,755

Expenses
Management fee	$ 2,817
Transfer agent fees	551
Distribution fees	145
Accounting fees and expenses	145
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	61
Audit	25
Legal	2
Miscellaneous	80
Total expenses before reductions	3,840
Expense reductions	(5)	3,835
Net investment income		33,920
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		184
Change in net unrealized appreciation (depreciation) on: Investment securities		37,955
Net gain (loss)		38,139
Net increase (decrease) in net assets resulting from operations		$ 72,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,920	$ 68,016
Net realized gain (loss)	184	(25,355)
Change in net unrealized appreciation (depreciation)	37,955	(12,917)
Net increase (decrease) in net assets resulting from operations	72,059	29,744
Distributions to shareholders from net investment income	(33,715)	(67,824)
Distributions to shareholders from net realized gain	-	(568)
Total distributions	(33,715)	(68,392)
Share transactions - net increase (decrease)	45,959	(51,318)
Redemption fees	12	56
Total increase (decrease) in net assets	84,315	(89,910)

Net Assets
Beginning of period	1,502,430	1,592,340
End of period (including undistributed net investment income of $1,424 and undistributed net investment income of $1,219, respectively)	$ 1,586,745	$ 1,502,430

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Income from Investment Operations
Net investment income E	.238	.459	.457	.478	.490	.505
Net realized and unrealized gain (loss)	.279	(.224)	(.711)	.050	(.025)	(.149)
Total from investment operations	.517	.235	(.254)	.528	.465	.356
Distributions from net investment income	(.237)	(.461)	(.457)	(.483)	(.490)	(.501)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.237)	(.465)	(.526)	(.578)	(.565)	(.636)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.68	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56
Total Return B, C, D	4.59%	2.04%	(2.15)%	4.36%	3.78%	2.92%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.75%	.73%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.77% A	.75%	.73%	.64%	.65%	.66%
Expenses net of all reductions	.77% A	.74%	.70%	.62%	.62%	.65%
Net investment income	4.13% A	3.98%	3.76%	3.88%	3.93%	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 34	$ 20	$ 13	$ 11	$ 7
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Income from Investment Operations
Net investment income E	.241	.464	.458	.466	.477	.492
Net realized and unrealized gain (loss)	.288	(.227)	(.712)	.048	(.027)	(.150)
Total from investment operations	.529	.237	(.254)	.514	.450	.342
Distributions from net investment income	(.239)	(.463)	(.457)	(.469)	(.475)	(.487)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.239)	(.467)	(.526)	(.564)	(.550)	(.622)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.71	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58
Total Return B, C, D	4.69%	2.05%	(2.15)%	4.24%	3.66%	2.80%
Ratios to Average Net Assets F
Expenses before reductions	.74% A	.73%	.74%	.75%	.77%	.77%
Expenses net of fee waivers, if any	.74% A	.73%	.74%	.75%	.77%	.77%
Expenses net of all reductions	.74% A	.72%	.70%	.72%	.73%	.76%
Net investment income	4.17% A	4.00%	3.75%	3.77%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 5	$ 5	$ 4	$ 3
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Income from Investment Operations
Net investment income E	.202	.387	.376	.383	.394	.409
Net realized and unrealized gain (loss)	.278	(.228)	(.712)	.049	(.026)	(.159)
Total from investment operations	.480	.159	(.336)	.432	.368	.250
Distributions from net investment income	(.200)	(.385)	(.375)	(.387)	(.393)	(.405)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.200)	(.389)	(.444)	(.482)	(.468)	(.540)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55
Total Return B, C, D	4.26%	1.38%	(2.81)%	3.57%	2.99%	2.06%
Ratios to Average Net Assets F
Expenses before reductions	1.41% A	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of fee waivers, if any	1.41% A	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of all reductions	1.41% A	1.40%	1.37%	1.39%	1.39%	1.41%
Net investment income	3.50% A	3.33%	3.08%	3.11%	3.15%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income E	.196	.374	.364	.371	.382	.397
Net realized and unrealized gain (loss)	.288	(.225)	(.721)	.061	(.035)	(.149)
Total from investment operations	.484	.149	(.357)	.432	.347	.248
Distributions from net investment income	(.194)	(.375)	(.364)	(.377)	(.382)	(.393)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.194)	(.379)	(.433)	(.472)	(.457)	(.528)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55
Total Return B, C, D	4.30%	1.29%	(2.98)%	3.56%	2.81%	2.04%
Ratios to Average Net Assets F
Expenses before reductions	1.51% A	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.51% A	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.51% A	1.48%	1.47%	1.48%	1.49%	1.51%
Net investment income	3.40% A	3.24%	2.99%	3.02%	3.06%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 12	$ 8	$ 10	$ 10	$ 11
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income D	.255	.495	.491	.499	.512	.527
Net realized and unrealized gain (loss)	.289	(.227)	(.722)	.050	(.025)	(.149)
Total from investment operations	.544	.268	(.231)	.549	.487	.378
Distributions from net investment income	(.254)	(.494)	(.490)	(.504)	(.512)	(.523)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.254)	(.498)	(.559)	(.599)	(.587)	(.658)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55
Total Return B, C	4.84%	2.33%	(1.97)%	4.55%	3.97%	3.11%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.47%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.48% A	.47%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.48% A	.46%	.43%	.44%	.45%	.47%
Net investment income	4.43% A	4.27%	4.03%	4.05%	4.10%	4.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,480	$ 1,427	$ 1,543	$ 1,611	$ 1,601	$ 1,506
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Income from Investment Operations
Net investment income D	.252	.491	.486	.493	.509	.529
Net realized and unrealized gain (loss)	.290	(.226)	(.722)	.049	(.025)	(.151)
Total from investment operations	.542	.265	(.236)	.542	.484	.378
Distributions from net investment income	(.252)	(.491)	(.485)	(.497)	(.509)	(.523)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.252)	(.495)	(.554)	(.592)	(.584)	(.658)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.69	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57
Total Return B, C	4.81%	2.30%	(2.00)%	4.48%	3.94%	3.10%
Ratios to Average Net Assets E
Expenses before reductions	.51% A	.49%	.50%	.53%	.50%	.47%
Expenses net of fee waivers, if any	.51% A	.49%	.50%	.53%	.50%	.47%
Expenses net of all reductions	.51% A	.48%	.47%	.50%	.46%	.47%
Net investment income	4.39% A	4.24%	3.99%	3.99%	4.08%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 19	$ 11	$ 8	$ 2	$ 1
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,907
Unrealized depreciation	(51,568)
Net unrealized appreciation (depreciation)	$ (14,661)

Cost for federal income tax purposes	$ 1,561,428

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,673 and $128,810, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 47	$ 8
Class T	0%	.25%	8	8
Class B	.65%	.25%	17	12
Class C	.75%	.25%	73	33
			$ 145	$ 61

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	1
Class B*	3
Class C*	3
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 22.12
Class T	3.08
Class B	2.11
Class C	8.11
California Municipal Income	503.07
Institutional Class	13.11
	$ 551

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ 782	$ 1,098
Class T	137	262
Class B	67	151
Class C	246	329
California Municipal Income	31,936	65,274
Institutional Class	547	710
Total	$ 33,715	$ 67,824
From net realized gain
Class A	$ -	$ 7
Class T	-	2
Class B	-	2
Class C	-	3
California Municipal Income	-	549
Institutional Class	-	5
Total	$ -	$ 568

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	1,187	1,926	$ 13,601	$ 22,454
Reinvestment of distributions	49	66	565	754
Shares redeemed	(482)	(721)	(5,506)	(8,239)
Net increase (decrease)	754	1,271	$ 8,660	$ 14,969
Class T
Shares sold	101	311	$ 1,151	$ 3,658
Reinvestment of distributions	8	18	97	204
Shares redeemed	(178)	(163)	(2,060)	(1,834)
Net increase (decrease)	(69)	166	$ (812)	$ 2,028
Class B
Shares sold	17	85	$ 181	$ 976
Reinvestment of distributions	2	5	28	63
Shares redeemed	(112)	(151)	(1,278)	(1,751)
Net increase (decrease)	(93)	(61)	$ (1,069)	$ (712)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class C
Shares sold	462	635	$ 5,302	$ 7,343
Reinvestment of distributions	12	16	133	186
Shares redeemed	(172)	(283)	(1,961)	(3,221)
Net increase (decrease)	302	368	$ 3,474	$ 4,308
California Municipal Income
Shares sold	13,775	35,274	$ 157,727	$ 409,272
Reinvestment of distributions	1,947	3,952	22,291	45,637
Shares redeemed	(14,244)	(46,816)	(162,767)	(535,103)
Net increase (decrease)	1,478	(7,590)	$ 17,251	$ (80,194)
Institutional Class
Shares sold	1,855	1,386	$ 21,304	$ 16,182
Reinvestment of distributions	21	37	240	422
Shares redeemed	(270)	(717)	(3,089)	(8,322)
Net increase (decrease)	1,606	706	$ 18,455	$ 8,282

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,041,000,256.67	94.299
Withheld	62,938,673.31	5.701
TOTAL	1,103,938,929.98	100.000
Albert R. Gamper, Jr.
Affirmative	1,044,613,524.91	94.626
Withheld	59,325,405.07	5.374
TOTAL	1,103,938,929.98	100.000
Abigail P. Johnson
Affirmative	1,039,890,816.16	94.198
Withheld	64,048,113.82	5.802
TOTAL	1,103,938,929.98	100.000
Arthur E. Johnson
Affirmative	1,043,541,819.48	94.529
Withheld	60,397,110.50	5.471
TOTAL	1,103,938,929.98	100.000
Michael E. Kenneally
Affirmative	1,045,866,100.84	94.739
Withheld	58,072,829.14	5.261
TOTAL	1,103,938,929.98	100.000
James H. Keyes
Affirmative	1,045,128,561.60	94.673
Withheld	58,810,368.38	5.327
TOTAL	1,103,938,929.98	100.000
Marie L. Knowles
Affirmative	1,043,771,244.22	94.550
Withheld	60,167,685.76	5.450
TOTAL	1,103,938,929.98	100.000
Kenneth L. Wolfe
Affirmative	1,044,954,180.51	94.657
Withheld	58,984,749.47	5.343
TOTAL	1,103,938,929.98	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	789,928,518.52	71.556
Against	109,475,883.11	9.917
Abstain	70,754,986.10	6.409
Broker Non- Votes	133,779,542.25	12.118
TOTAL	1,103,938,929.98	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCM-USAN-1009
1.790936.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
California Municipal Income
Fund - Institutional Class

Semiannual Report

August 31, 2009

Institutional Class is a class of Fidelity® California Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,045.90	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.74%
Actual		$ 1,000.00	$ 1,046.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class B	1.41%
Actual		$ 1,000.00	$ 1,042.60	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class C	1.51%
Actual		$ 1,000.00	$ 1,043.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
California Municipal Income	.48%
Actual		$ 1,000.00	$ 1,048.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,048.10	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.2	41.4
Transportation	12.1	12.8
Health Care	9.9	9.1
Education	5.8	4.1
Water & Sewer	5.8	6.1
Weighted Average Maturity as of August 31, 2009
		6 months ago
Years	9.8	11.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	7.8	7.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
AAA 3.5%	AAA 3.9%
AA,A 58.8%	AA,A 75.1%
BBB 31.4%	BBB 16.4%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 3.6%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount (000s)	Value (000s)
California - 96.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 336
4.625% 8/1/17	405	352
5% 8/1/18	530	466
5% 8/1/19	555	479
5% 8/1/20	585	498
5% 8/1/23	1,940	1,561
Series 2009 B, 6.25% 8/1/39	3,000	3,004
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	643
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	816
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,603
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,739
5% 12/1/20 (AMBAC Insured)	2,810	2,834
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,605
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,886
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,638
5.5% 4/1/26 (FSA Insured)	1,000	1,019
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,111
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	756
0% 9/1/22 (FSA Insured)	5,150	2,494
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,357
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,104
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,320
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,325
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	4,977
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.: - continued
5% 8/1/17 (FGIC Insured)	$ 5,030	$ 5,007
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,700	2,861
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,934
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,151
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,311
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,417
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,113
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,197
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,157
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,111
0% 8/1/12 (AMBAC Insured)	2,800	2,580
0% 8/1/17 (AMBAC Insured)	1,000	714
0% 8/1/18 (AMBAC Insured)	2,000	1,345
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	867
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,059
5.5% 5/1/15	8,400	9,144
6% 5/1/13	2,320	2,593
6% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,220
California Econ. Recovery Series 2008 B4, 5%, tender 7/1/10 (c)	4,700	4,832
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,045
6% 3/1/38	1,000	1,040
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,423
5% 2/1/17	1,000	871
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,642
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	646
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	$ 7,910	$ 8,620
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,124
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	154
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,898
4.5% 10/1/36	3,075	2,611
5% 3/1/15	2,230	2,451
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,698
5% 9/1/17	900	974
5% 5/1/19	10,000	10,481
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,893
5% 2/1/23	1,095	1,110
5% 2/1/26	1,500	1,503
5% 3/1/26	2,800	2,812
5% 6/1/26	2,600	2,610
5% 6/1/27 (AMBAC Insured)	2,800	2,801
5% 6/1/29	5,005	4,943
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,728
5% 6/1/31	2,000	1,948
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,947
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	968
5% 8/1/33	3,400	3,280
5.125% 11/1/24	2,800	2,838
5.125% 2/1/26	2,800	2,822
5.25% 2/1/14	4,045	4,419
5.25% 10/1/14	140	140
5.25% 2/1/16	7,500	8,041
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,174
5.25% 2/1/20	6,805	7,080
5.25% 2/1/22	2,020	2,073
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,534
5.25% 4/1/27	5	5
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/28	$ 2,785	$ 2,805
5.25% 2/1/29	5,000	5,023
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,011
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,139
5.25% 12/1/33	105	105
5.25% 3/1/38	6,000	5,904
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,245	1,315
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	103
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,011
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	31,217
6% 4/1/18	1,570	1,817
6% 4/1/38	9,500	10,060
6.5% 4/1/33	8,500	9,352
6.75% 8/1/12	1,100	1,242
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,118
Series 2008 H, 5.125% 7/1/22	3,000	2,951
Series 2008 L, 5.125% 7/1/22	3,000	2,944
Series 2009 C, 5%, tender 7/2/12 (c)	6,300	6,477
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,573
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,441
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,294
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,435
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,003
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,281
(Sutter Health Proj.):
Series 2007 A, 5% 11/15/42	2,635	2,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/14	$ 4,205	$ 4,462
5% 8/15/15	4,500	4,753
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	5,432	3,386
Series 1983 B, 0% 8/1/15	70	38
Series 1998 J, 4.85% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	295	291
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	993
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	8,500	8,537
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,037
5% 12/1/32	1,000	933
5% 12/1/42	3,000	2,671
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,007
5.25% 2/1/32 (AMBAC Insured)	6,295	5,969
Series 2005, 5% 10/1/33	7,235	7,303
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,122
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,391
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,675
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,109
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,042
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,271
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,748
5% 6/1/14	2,000	2,104
5.25% 6/1/24	5,400	5,286
5.25% 6/1/25	5,000	4,843
5.25% 6/1/30	4,000	3,670
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	$ 4,450	$ 4,491
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,949
Series 2006 G:
5% 11/1/20	1,825	1,839
5% 11/1/21	2,020	2,018
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,776
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,115
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,628
5.5% 6/1/15	1,000	1,066
5.5% 6/1/17	9,980	10,480
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,586
5% 11/1/16 (FGIC Insured)	2,000	2,095
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,134
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
(Dept. of Corrections, Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	4,200	4,520
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,329
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,500
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,559
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,792
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,828
5.125% 6/1/29	5,000	4,572
5.5% 6/1/19	2,000	2,064
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	4,972
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	$ 3,335	$ 3,330
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,053
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,784
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,527
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,247
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,659
Series 2006 E:
5% 10/1/23	2,410	2,482
5.25% 10/1/21	2,900	3,092
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,393
5.5% 11/1/16 (AMBAC Insured)	1,500	1,647
Series 2009 A:
5.75% 11/1/25	3,675	4,053
5.75% 11/1/28	6,525	7,067
6% 11/1/40	7,240	7,720
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,986
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,431
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,784
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,852
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	909
Series 2005 G, 5.25% 7/1/13	1,475	1,481
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	131
5% 8/15/19	50	50
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.) Series 2008 B:
5.75% 8/15/38	$ 3,000	$ 2,996
6.25% 8/15/33	2,500	2,615
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	6,000	6,079
(Kaiser Permanente Health Sys. Proj.):
Series 2004 I, 3.45%, tender 5/1/11 (c)	2,750	2,782
Series 2007 A, 4.75% 4/1/33	2,000	1,728
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	10,000	8,932
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	8,861
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	6,721
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,550
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,430	1,609
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,888
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	815
0% 5/1/16	1,365	1,048
0% 5/1/17	1,155	835
0% 5/1/18	1,335	908
0% 5/1/19	1,000	632
0% 5/1/34 (a)	5,300	2,977
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,361
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,664
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,052
5% 11/1/25 (AMBAC Insured)	3,820	3,994
5% 11/1/33 (AMBAC Insured)	5,000	5,003
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,295	$ 3,043
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,215
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,737
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	3,040
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,549
5% 8/1/25 (FSA Insured)	1,435	1,478
5% 8/1/26 (FSA Insured)	2,000	2,065
5% 8/1/27 (FSA Insured)	1,785	1,821
5% 8/1/31 (FSA Insured)	5,000	4,987
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,476
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,288
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,149
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,754
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	610
5% 9/1/12 (AMBAC Insured)	625	645
5% 9/1/13 (AMBAC Insured)	655	669
5% 9/1/14 (AMBAC Insured)	690	702
5% 9/1/15 (AMBAC Insured)	725	732
5% 9/1/18 (AMBAC Insured)	835	797
5% 9/1/20 (AMBAC Insured)	925	866
5% 9/1/22 (AMBAC Insured)	1,020	936
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,118
6% 3/1/20 (FSA Insured)	1,000	1,107
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,810
5% 4/1/12	4,210	4,254
5% 4/1/13	1,830	1,849
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,496
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	$ 2,415	$ 2,361
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,081
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	743
0% 10/1/25 (AMBAC Insured)	1,665	686
Encinitas Union School District Series 1996:
0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	987
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	561
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,135
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	647
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,806
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,075
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,140
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	732
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	1,984
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,415
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	3,854
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,312
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	18,418
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,515
5.75% 1/15/40	8,155	6,843
5.875% 1/15/27	4,000	3,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 4,088
5.875% 1/15/29	4,000	3,553
Series A, 0% 1/1/18 (Escrowed to Maturity) (e)	1,000	737
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,282
5.75% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,567
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,047
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	13,425	11,479
5% 6/1/45	2,775	2,373
Series 2007 A1:
5% 6/1/11	1,470	1,488
5% 6/1/12	1,400	1,417
5% 6/1/13	1,000	1,001
5% 6/1/14	2,000	1,963
5% 6/1/15	1,000	969
5% 6/1/33	3,000	2,349
5.125% 6/1/47	2,600	1,824
5.75% 6/1/47	5,000	3,874
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,866
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,504
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	555	584
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	2,817
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	$ 3,790	$ 3,534
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,645
Long Beach Hbr. Rev.:
Series 1998 A:
6% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,024
6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,781
Series 2000 A, 5.25% 5/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,505	6,504
Series 2004 A:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000	2,130
5% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,053
Series 2005 A:
5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,040
5% 5/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,735	2,699
Long Beach Unified School District Series A, 5.75% 8/1/33	2,800	2,976
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	10,123
Series 2008 A, 6% 8/1/33	10,000	10,863
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,652
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,106
(Disney Parking Proj.):
0% 3/1/10	2,000	1,980
0% 3/1/11	1,950	1,880
0% 3/1/12	2,180	2,012
0% 3/1/13	6,490	5,721
0% 9/1/14 (AMBAC Insured)	3,860	3,186
0% 3/1/18	3,000	1,984
0% 3/1/19	3,200	1,978
0% 3/1/20	1,000	579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	$ 1,045	$ 1,162
5.375% 9/1/17 (FSA Insured)	1,095	1,198
5.375% 9/1/18 (FSA Insured)	1,155	1,252
5.375% 9/1/19 (FSA Insured)	1,210	1,306
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,744
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,135
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,049
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,076
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,419
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,395
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,500	5,507
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,504
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	11,505	14,261
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,564
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,237
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,748
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,880	2,278
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (b)	500	505
5% 7/1/39 (b)	2,120	2,113
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 558
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,083
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,157
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,447
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,551
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,769
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,392
(Rfdg. and Cap. Impts Proj.) Series 1991 A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,243
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	498
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	534
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,679
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	531
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,315
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,128
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,098
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,358
12% 8/1/17 (FSA Insured)	1,000	1,619
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,035
Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,986
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,434
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,020
5% 9/1/17 (AMBAC Insured)	2,735	2,749
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	$ 820	$ 848
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,695
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,230
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,613
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,141
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,061
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,136
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,160
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,135
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,973
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,022
6.5% 8/1/24	1,220	1,304
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,276
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,161
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,109
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,655
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,173
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,985
Oxnard Fin. Auth. Solid Waste Rev. Series 2005:
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,853
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	$ 3,000	$ 3,019
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,415
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,598
4% 9/1/13	1,855	1,905
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,090
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	508
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,190	1,191
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,143
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,253
5.7% 11/1/19 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	40	41
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,046
5.75% 11/1/15 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	30	31
Series 2002 L, 5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,405	3,357
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	3,000
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	5,890
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,295
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,633
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,188
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	2,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2007 A:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 2,185	$ 2,160
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	2,860
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,850
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	5,350
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,915	2,996
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,806
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,155
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,658
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,315
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,000
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,805
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	1,869
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,548
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	607
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,126
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	531
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	668
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	629
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,030
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	5,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	$ 1,500	$ 1,594
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,487
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	3,400	3,731
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,826
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	9,608
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,043
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,478
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,193
5% 11/15/17 (AMBAC Insured)	2,000	2,158
5% 11/15/18 (AMBAC Insured)	2,000	2,128
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,150
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,820
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,031
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,433
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,259
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,111
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,052
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,653
San Diego Unified School District (Election of 1998 Proj.) Series 2002 D, 5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (e)	4,000	4,420
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,633
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,002
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,469
Second Series 32F, 5.25% 5/1/19	2,500	2,719
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	$ 2,325	$ 2,397
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,026
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	6,857
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475	1,453
(San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28 (b)	1,000	1,010
6.625% 8/1/39 (b)	1,000	1,005
Series A, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,068
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,168
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,541
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,409
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,805
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,088
5.5% 1/15/28	1,060	663
Series A:
0% 1/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,240	2,212
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,154
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,527
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,767
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	890
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,036
Series 2007 A:
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,824
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,288
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,991
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,819
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,041
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,648
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,041
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,028
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	667
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	629
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,927
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,867
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,089
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,068
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,253
0% 9/1/22 (AMBAC Insured)	2,900	1,406
0% 9/1/25 (AMBAC Insured)	6,800	2,666
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	4,863
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Shasta Union High School District: - continued
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,340	$ 1,012
Sierra View Local Health Care District Rev.:
Series 1998, 5.4% 7/1/22	4,315	4,179
Series 2007, 5.25% 7/1/37	2,500	2,084
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	864
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,531
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,443
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	1,320	1,264
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,002
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,306
6% 6/1/22	1,100	1,121
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,330
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,379
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,540
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	661
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,614
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,009
Series 2007 D, 5% 5/15/25	4,250	4,449
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	799
5.5% 5/15/24 (AMBAC Insured)	370	374
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	13,290	13,426
Series 2008 L, 5% 5/15/40	3,000	3,023
Series 2009 O, 5.75% 5/15/34	9,900	10,758
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	$ 6,970	$ 6,971
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,569
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,160
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,600
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,145
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	1,974
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,124
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	822
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	717
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	324
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,086
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,298
5% 7/1/25	1,665	1,440
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,610
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,324
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,786
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,303
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,039
		1,529,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	$ 805	$ 822
5.375% 10/1/14	1,000	1,056
5.875% 10/1/18	1,565	1,673
		3,551
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 0.163% 7/1/21 (FGIC Insured) (c)	4,600	3,021
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,318
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	1,337
		11,676
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	520	520
5.25% 10/1/15	1,255	1,293
		1,813
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $1,562,808)	1,546,767
NET OTHER ASSETS - 2.5%	39,978
NET ASSETS - 100%	$ 1,586,745
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,426,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 13,290
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	42.2%
Transportation	12.1%
Health Care	9.9%
Education	5.8%
Water & Sewer	5.8%
Escrowed/Pre-Refunded	5.1%
Electric Utilities	5.0%
Others* (individually less than 5%)	14.1%
100.0%
* Includes net other assets
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $22,249,000 all of which will expire on February 28, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,562,808)		$ 1,546,767
Cash		28,205
Receivable for investments sold		208
Receivable for fund shares sold		2,438
Interest receivable		18,379
Prepaid expenses		4
Other receivables		2
Total assets		1,596,003

Liabilities
Payable for investments purchased Regular delivery	$ 1,223
Delayed delivery	4,572
Payable for fund shares redeemed	876
Distributions payable	1,791
Accrued management fee	476
Distribution fees payable	25
Other affiliated payables	233
Other payables and accrued expenses	62
Total liabilities		9,258

Net Assets		$ 1,586,745
Net Assets consist of:
Paid in capital		$ 1,629,190
Undistributed net investment income		1,424
Accumulated undistributed net realized gain (loss) on investments		(27,828)
Net unrealized appreciation (depreciation) on investments		(16,041)
Net Assets		$ 1,586,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,515 ÷ 3,724.22 shares)	$ 11.68

Maximum offering price per share (100/96.00 of $11.68)	$ 12.17
Class T: Net Asset Value and redemption price per share ($6,306 ÷ 538.61 shares)	$ 11.71

Maximum offering price per share (100/96.00 of $11.71)	$ 12.20
Class B: Net Asset Value and offering price per share ($3,079 ÷ 263.74 shares)A	$ 11.67

Class C: Net Asset Value and offering price per share ($16,077 ÷ 1,377.97 shares)A	$ 11.67

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,479,745 ÷ 126,791.97 shares)	$ 11.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,023 ÷ 3,252.29 shares)	$ 11.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)

Investment Income
Interest		$ 37,755

Expenses
Management fee	$ 2,817
Transfer agent fees	551
Distribution fees	145
Accounting fees and expenses	145
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	61
Audit	25
Legal	2
Miscellaneous	80
Total expenses before reductions	3,840
Expense reductions	(5)	3,835
Net investment income		33,920
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		184
Change in net unrealized appreciation (depreciation) on: Investment securities		37,955
Net gain (loss)		38,139
Net increase (decrease) in net assets resulting from operations		$ 72,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,920	$ 68,016
Net realized gain (loss)	184	(25,355)
Change in net unrealized appreciation (depreciation)	37,955	(12,917)
Net increase (decrease) in net assets resulting from operations	72,059	29,744
Distributions to shareholders from net investment income	(33,715)	(67,824)
Distributions to shareholders from net realized gain	-	(568)
Total distributions	(33,715)	(68,392)
Share transactions - net increase (decrease)	45,959	(51,318)
Redemption fees	12	56
Total increase (decrease) in net assets	84,315	(89,910)

Net Assets
Beginning of period	1,502,430	1,592,340
End of period (including undistributed net investment income of $1,424 and undistributed net investment income of $1,219, respectively)	$ 1,586,745	$ 1,502,430

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Income from Investment Operations
Net investment income E	.238	.459	.457	.478	.490	.505
Net realized and unrealized gain (loss)	.279	(.224)	(.711)	.050	(.025)	(.149)
Total from investment operations	.517	.235	(.254)	.528	.465	.356
Distributions from net investment income	(.237)	(.461)	(.457)	(.483)	(.490)	(.501)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.237)	(.465)	(.526)	(.578)	(.565)	(.636)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.68	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56
Total Return B, C, D	4.59%	2.04%	(2.15)%	4.36%	3.78%	2.92%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.75%	.73%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.77% A	.75%	.73%	.64%	.65%	.66%
Expenses net of all reductions	.77% A	.74%	.70%	.62%	.62%	.65%
Net investment income	4.13% A	3.98%	3.76%	3.88%	3.93%	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 34	$ 20	$ 13	$ 11	$ 7
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Income from Investment Operations
Net investment income E	.241	.464	.458	.466	.477	.492
Net realized and unrealized gain (loss)	.288	(.227)	(.712)	.048	(.027)	(.150)
Total from investment operations	.529	.237	(.254)	.514	.450	.342
Distributions from net investment income	(.239)	(.463)	(.457)	(.469)	(.475)	(.487)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.239)	(.467)	(.526)	(.564)	(.550)	(.622)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.71	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58
Total Return B, C, D	4.69%	2.05%	(2.15)%	4.24%	3.66%	2.80%
Ratios to Average Net Assets F
Expenses before reductions	.74% A	.73%	.74%	.75%	.77%	.77%
Expenses net of fee waivers, if any	.74% A	.73%	.74%	.75%	.77%	.77%
Expenses net of all reductions	.74% A	.72%	.70%	.72%	.73%	.76%
Net investment income	4.17% A	4.00%	3.75%	3.77%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 5	$ 5	$ 4	$ 3
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Income from Investment Operations
Net investment income E	.202	.387	.376	.383	.394	.409
Net realized and unrealized gain (loss)	.278	(.228)	(.712)	.049	(.026)	(.159)
Total from investment operations	.480	.159	(.336)	.432	.368	.250
Distributions from net investment income	(.200)	(.385)	(.375)	(.387)	(.393)	(.405)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.200)	(.389)	(.444)	(.482)	(.468)	(.540)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55
Total Return B, C, D	4.26%	1.38%	(2.81)%	3.57%	2.99%	2.06%
Ratios to Average Net Assets F
Expenses before reductions	1.41% A	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of fee waivers, if any	1.41% A	1.41%	1.41%	1.41%	1.42%	1.42%
Expenses net of all reductions	1.41% A	1.40%	1.37%	1.39%	1.39%	1.41%
Net investment income	3.50% A	3.33%	3.08%	3.11%	3.15%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income E	.196	.374	.364	.371	.382	.397
Net realized and unrealized gain (loss)	.288	(.225)	(.721)	.061	(.035)	(.149)
Total from investment operations	.484	.149	(.357)	.432	.347	.248
Distributions from net investment income	(.194)	(.375)	(.364)	(.377)	(.382)	(.393)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.194)	(.379)	(.433)	(.472)	(.457)	(.528)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55
Total Return B, C, D	4.30%	1.29%	(2.98)%	3.56%	2.81%	2.04%
Ratios to Average Net Assets F
Expenses before reductions	1.51% A	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.51% A	1.49%	1.50%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.51% A	1.48%	1.47%	1.48%	1.49%	1.51%
Net investment income	3.40% A	3.24%	2.99%	3.02%	3.06%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 12	$ 8	$ 10	$ 10	$ 11
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended February 29. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Income from Investment Operations
Net investment income D	.255	.495	.491	.499	.512	.527
Net realized and unrealized gain (loss)	.289	(.227)	(.722)	.050	(.025)	(.149)
Total from investment operations	.544	.268	(.231)	.549	.487	.378
Distributions from net investment income	(.254)	(.494)	(.490)	(.504)	(.512)	(.523)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.254)	(.498)	(.559)	(.599)	(.587)	(.658)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.67	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55
Total Return B, C	4.84%	2.33%	(1.97)%	4.55%	3.97%	3.11%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.47%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.48% A	.47%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.48% A	.46%	.43%	.44%	.45%	.47%
Net investment income	4.43% A	4.27%	4.03%	4.05%	4.10%	4.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1,480	$ 1,427	$ 1,543	$ 1,611	$ 1,601	$ 1,506
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Income from Investment Operations
Net investment income D	.252	.491	.486	.493	.509	.529
Net realized and unrealized gain (loss)	.290	(.226)	(.722)	.049	(.025)	(.151)
Total from investment operations	.542	.265	(.236)	.542	.484	.378
Distributions from net investment income	(.252)	(.491)	(.485)	(.497)	(.509)	(.523)
Distributions from net realized gain	-	(.004)	(.069)	(.095)	(.075)	(.135)
Total distributions	(.252)	(.495)	(.554)	(.592)	(.584)	(.658)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.69	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57
Total Return B, C	4.81%	2.30%	(2.00)%	4.48%	3.94%	3.10%
Ratios to Average Net Assets E
Expenses before reductions	.51% A	.49%	.50%	.53%	.50%	.47%
Expenses net of fee waivers, if any	.51% A	.49%	.50%	.53%	.50%	.47%
Expenses net of all reductions	.51% A	.48%	.47%	.50%	.46%	.47%
Net investment income	4.39% A	4.24%	3.99%	3.99%	4.08%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 19	$ 11	$ 8	$ 2	$ 1
Portfolio turnover rate	17% A	26%	27%	23%	19%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,907
Unrealized depreciation	(51,568)
Net unrealized appreciation (depreciation)	$ (14,661)

Cost for federal income tax purposes	$ 1,561,428

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,673 and $128,810, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 47	$ 8
Class T	0%	.25%	8	8
Class B	.65%	.25%	17	12
Class C	.75%	.25%	73	33
			$ 145	$ 61

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	1
Class B*	3
Class C*	3
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 22.12
Class T	3.08
Class B	2.11
Class C	8.11
California Municipal Income	503.07
Institutional Class	13.11
	$ 551

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ 782	$ 1,098
Class T	137	262
Class B	67	151
Class C	246	329
California Municipal Income	31,936	65,274
Institutional Class	547	710
Total	$ 33,715	$ 67,824
From net realized gain
Class A	$ -	$ 7
Class T	-	2
Class B	-	2
Class C	-	3
California Municipal Income	-	549
Institutional Class	-	5
Total	$ -	$ 568

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	1,187	1,926	$ 13,601	$ 22,454
Reinvestment of distributions	49	66	565	754
Shares redeemed	(482)	(721)	(5,506)	(8,239)
Net increase (decrease)	754	1,271	$ 8,660	$ 14,969
Class T
Shares sold	101	311	$ 1,151	$ 3,658
Reinvestment of distributions	8	18	97	204
Shares redeemed	(178)	(163)	(2,060)	(1,834)
Net increase (decrease)	(69)	166	$ (812)	$ 2,028
Class B
Shares sold	17	85	$ 181	$ 976
Reinvestment of distributions	2	5	28	63
Shares redeemed	(112)	(151)	(1,278)	(1,751)
Net increase (decrease)	(93)	(61)	$ (1,069)	$ (712)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class C
Shares sold	462	635	$ 5,302	$ 7,343
Reinvestment of distributions	12	16	133	186
Shares redeemed	(172)	(283)	(1,961)	(3,221)
Net increase (decrease)	302	368	$ 3,474	$ 4,308
California Municipal Income
Shares sold	13,775	35,274	$ 157,727	$ 409,272
Reinvestment of distributions	1,947	3,952	22,291	45,637
Shares redeemed	(14,244)	(46,816)	(162,767)	(535,103)
Net increase (decrease)	1,478	(7,590)	$ 17,251	$ (80,194)
Institutional Class
Shares sold	1,855	1,386	$ 21,304	$ 16,182
Reinvestment of distributions	21	37	240	422
Shares redeemed	(270)	(717)	(3,089)	(8,322)
Net increase (decrease)	1,606	706	$ 18,455	$ 8,282

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,041,000,256.67	94.299
Withheld	62,938,673.31	5.701
TOTAL	1,103,938,929.98	100.000
Albert R. Gamper, Jr.
Affirmative	1,044,613,524.91	94.626
Withheld	59,325,405.07	5.374
TOTAL	1,103,938,929.98	100.000
Abigail P. Johnson
Affirmative	1,039,890,816.16	94.198
Withheld	64,048,113.82	5.802
TOTAL	1,103,938,929.98	100.000
Arthur E. Johnson
Affirmative	1,043,541,819.48	94.529
Withheld	60,397,110.50	5.471
TOTAL	1,103,938,929.98	100.000
Michael E. Kenneally
Affirmative	1,045,866,100.84	94.739
Withheld	58,072,829.14	5.261
TOTAL	1,103,938,929.98	100.000
James H. Keyes
Affirmative	1,045,128,561.60	94.673
Withheld	58,810,368.38	5.327
TOTAL	1,103,938,929.98	100.000
Marie L. Knowles
Affirmative	1,043,771,244.22	94.550
Withheld	60,167,685.76	5.450
TOTAL	1,103,938,929.98	100.000
Kenneth L. Wolfe
Affirmative	1,044,954,180.51	94.657
Withheld	58,984,749.47	5.343
TOTAL	1,103,938,929.98	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	789,928,518.52	71.556
Against	109,475,883.11	9.917
Abstain	70,754,986.10	6.409
Broker Non- Votes	133,779,542.25	12.118
TOTAL	1,103,938,929.98	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-USAN-1009
1.790937.106

Fidelity®
California Short-Intermediate Tax-Free Bond Fund

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.35%	$ 1,000.00	$ 1,027.40	$ 1.79
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.44	$ 1.79

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.6	29.1
Escrowed/Pre-Refunded	21.3	22.2
Special Tax	17.5	13.1
Electric Utilities	9.1	9.5
Health Care	7.6	7.5
Weighted Average Maturity as of August 31, 2009
		6 months ago
Years	3.4	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	3.0	3.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
AAA 17.9%	AAA 16.5%
AA,A 42.7%	AA,A 64.7%
BBB 27.0%	BBB 5.1%
BB and Below 0.3%	BB and Below 0.1%
Not Rated 3.5%	Not Rated 3.4%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 10.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.5%
	Principal Amount	Value
California - 90.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 204,501
Alameda County Ctfs. of Prtn. Series 2001 A, 5.375% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	170,908
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	25,000	28,446
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,042,780
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	172,224
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	441,484
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	465,895
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	518,751
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,009,090
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2001 D, 5% 4/1/10	245,000	251,194
Big Bear Lake Wtr. Rev. 6% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	854,566
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	185,952
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	140,873
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	372,537
5% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	108,529
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series J2, 7% 12/1/12	2,600,000	3,088,462
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	83,028
Series Q, 6% 12/1/09	40,000	40,489
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,237,306
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	1,000,000	1,114,690
5.25% 5/1/12	135,000	147,821
5.25% 5/1/12 (FSA Insured)	605,000	664,121
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (c)	3,000,000	3,353,880
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	$ 1,195,000	$ 1,339,870
5.375% 5/1/21 (Pre-Refunded to 5/1/12 @ 101) (c)	1,225,000	1,373,507
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	11,310,000	12,681,111
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	1,255,000	1,407,144
5.5% 5/1/10	220,000	226,503
5.5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,123,658
5.5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295,000	2,527,851
5.5% 5/1/13 (AMBAC Insured)	715,000	788,860
5.5% 5/1/15	2,000,000	2,177,060
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	3,070,000	3,452,184
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	4,000,000	4,524,120
6% 5/1/13	1,610,000	1,799,336
Series 2005 F3, 5% 5/1/21	1,445,000	1,548,722
California Dept. of Wtr. Resources Wtr. Rev.:
Series W, 5.5% 12/1/13 (FSA Insured)	110,000	127,927
5.5% 12/1/09 (AMBAC Insured)	100,000	101,076
California Econ. Recovery:
Series 2004 A:
5% 7/1/10	350,000	360,917
5% 7/1/12	1,135,000	1,226,822
5% 7/1/15	1,525,000	1,663,943
5% 7/1/15	4,075,000	4,446,273
5.25% 1/1/11	5,525,000	5,786,498
5.25% 7/1/12	6,185,000	6,727,672
5.25% 7/1/12 (FGIC Insured)	415,000	451,412
5.25% 7/1/13	8,430,000	9,313,127
5.25% 7/1/13	1,605,000	1,773,140
5.25% 7/1/14	610,000	678,771
5.25% 7/1/14	12,475,000	13,881,404
Series 2008 A:
5% 1/1/10	500,000	506,405
5% 1/1/11	2,800,000	2,923,368
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2008 B:
4%, tender 3/1/10 (b)	$ 2,000,000	$ 2,024,840
5%, tender 3/1/10 (b)	2,000,000	2,034,660
5%, tender 3/1/11 (b)	5,640,000	5,900,681
Series 2008 B4, 5%, tender 7/1/10 (b)	4,400,000	4,523,552
Series 2008 B7, 5%, tender 7/1/11 (b)	735,000	774,771
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,210,301
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	560,270
5% 4/1/16	400,000	448,184
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,215,000	3,677,510
California Gen. Oblig.:
0% 4/1/11	15,000	14,421
4% 8/1/13	500,000	528,920
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	20,823
5% 2/1/10	175,000	177,557
5% 2/1/10	115,000	116,680
5% 2/1/10	100,000	101,461
5% 3/1/10	65,000	66,136
5% 6/1/10	75,000	76,946
5% 5/1/11	95,000	100,143
5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,409
5% 9/1/11	2,085,000	2,219,795
5% 2/1/12	260,000	278,013
5% 2/1/12	120,000	128,314
5% 2/1/12	110,000	118,160
5% 3/1/12	1,425,000	1,527,073
5% 4/1/12	125,000	134,179
5% 10/1/12	2,000,000	2,170,720
5% 2/1/13	4,555,000	4,943,678
5% 2/1/13	175,000	189,933
5% 6/1/13	1,000,000	1,091,790
5% 10/1/13	50,000	53,803
5% 11/1/13	1,000,000	1,099,430
5% 3/1/14	3,675,000	4,020,707
5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (c)	3,785,000	4,146,657
5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100) (c)	3,005,000	3,434,294
5.25% 10/1/12	110,000	120,205
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (c)	80,000	82,693
5.25% 10/1/13	185,000	204,906
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/14 (FSA Insured)	$ 270,000	$ 296,017
5.25% 2/1/15	40,000	43,282
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	78,908
5.25% 2/1/16	1,000,000	1,063,390
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	25,000	25,824
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	36,540
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	47,590
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,000,000	2,318,100
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (c)	2,335,000	2,706,382
5.5% 4/1/11	45,000	47,665
5.75% 10/1/10	60,000	62,649
5.75% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,133
5.75% 10/1/11	170,000	183,959
5.75% 11/1/11	100,000	108,489
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (c)	75,000	77,709
6% 9/1/09	110,000	110,000
6% 10/1/09 (FGIC Insured)	40,000	40,140
6.25% 9/1/09	85,000	85,000
6.25% 9/1/12	470,000	499,201
7% 10/1/09	10,000	10,044
10% 9/1/09	85,000	85,000
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,000,000	1,041,910
5% 3/1/14	2,000,000	2,071,540
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	281,498
Series 2008 H, 5.125% 7/1/22	1,000,000	983,740
Series 2009 C, 5%, tender 7/2/12 (b)	1,700,000	1,747,736
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/09	100,000	100,445
5% 11/15/14	50,000	52,974
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	815,498
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,057,320
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	2,944,228
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	$ 2,310,000	$ 2,340,307
(Sutter Health Proj.) Series 2008 A:
5% 8/15/12	2,000,000	2,121,400
5.5% 8/15/16	1,000,000	1,078,880
California Infrastructure & Econ. Dev. Bank Rev.:
(Asian Art Museum of San Francisco Proj.) Series 2000, 5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (c)	80,000	83,858
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 7/1/11 (Escrowed to Maturity) (c)	135,000	145,832
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (c)	5,300,000	6,062,087
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,633,900
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,825,668
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	1,500,000	1,506,525
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
4% 12/1/09	100,000	100,524
4% 12/1/10	100,000	102,643
(The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (b)	3,825,000	4,059,970
Series 2003 C, 3.9%, tender 12/1/11 (b)	1,745,000	1,852,195
Series 2004 A, 4%, tender 12/1/11 (b)	1,785,000	1,898,597
Series 2007 A3, 2.25%, tender 4/1/12 (b)	2,000,000	2,035,740
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	50,009
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	388,926
5% 4/1/14	200,000	218,418
California Muni. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2004, 4.1%, tender 3/1/10 (b)	1,500,000	1,500,675
Series 2009 A, 4.905%, tender 2/1/10 (b)	1,000,000	1,004,160
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (BP West Coast Products LLC Proj.) Series 2009, 2.6%, tender 9/2/14 (a)(b)	3,000,000	2,998,590
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5% 1/1/10 (AMBAC Insured)	$ 130,000	$ 131,087
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/10	550,000	555,335
5% 6/1/11	375,000	390,109
5.25% 6/1/12	1,420,000	1,501,962
5.25% 6/1/13	3,550,000	3,782,738
5.25% 6/1/14	70,000	74,395
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	2,710,000	2,839,619
Series 2007 F, 4% 11/1/13	165,000	168,998
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,347
(Dept. of Corrections, Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	1,700,000	1,829,387
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	102,922
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	106,842
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,421
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	156,591
Series C, 5.2% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	135,000	135,898
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	343,117
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	993,671
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	112,169
(Lassen County, Susanville State Prison Proj.) Series 2001 A, 5.25% 6/1/10 (AMBAC Insured)	50,000	50,943
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	669,550
5% 4/1/14	1,270,000	1,344,943
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	54,401
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	261,628
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,154,800
Series A, 5.5% 6/1/14	155,000	165,979
Series B:
5.55% 6/1/10	100,000	103,624
5.55% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	257,348
Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,647,478
Series 2007 F, 4% 11/1/12	110,000	113,156
California State L.A. Univ. Auxiliary Svcs., Inc. Auxiliary Organization Series 2001, 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	43,201
California State Univ. Rev.:
Series 2005 B, 5% 11/1/11 (AMBAC Insured)	40,000	43,081
Series 2007 C, 5% 11/1/10 (FSA Insured)	1,005,000	1,048,416
Series 2009 A:
5% 11/1/15	1,000,000	1,123,070
5% 11/1/16	1,485,000	1,673,016
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	39,774
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,002,610
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,005,220
California Statewide Cmntys. Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series 2005 F, 5% 7/1/10	1,545,000	1,552,988
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/11	1,050,000	1,101,282
5.5% 8/15/14	1,435,000	1,548,135
Series 2008 B, 5% 8/15/15	60,000	63,278
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,000,000	1,013,230
(Kaiser Permanente Health Sys. Proj.):
Series 2001 B, 3.9%, tender 7/1/14 (b)	4,000,000	3,954,760
Series 2004 E, 3.875%, tender 4/1/10 (b)	375,000	382,624
Series 2004 I, 3.45%, tender 5/1/11 (b)	2,000,000	2,023,180
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	$ 445,000	$ 445,027
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	2,195,000	2,402,208
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	950,000	1,069,159
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	17,094
5% 10/1/13 (FSA Insured)	40,000	44,810
Carlsbad Unified School District Series 2009 B:
0% 5/1/10	150,000	148,448
0% 5/1/14	400,000	343,560
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	70,000
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	1,136,766
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,263,425
Cerritos Cmnty. College District Series 2004 C:
4% 8/1/10	200,000	205,668
4% 8/1/11	400,000	421,328
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	33,783
Chaffey Unified High School District:
Series 1998 B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (c)	70,000	73,808
Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,902
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,059,760
Davis Spl. Tax Rev.:
5% 9/1/09 (AMBAC Insured)	540,000	540,000
5% 9/1/10 (AMBAC Insured)	565,000	572,328
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	538,470
Municipal Bonds - continued
	Principal Amount	Value
California - continued
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	$ 45,000	$ 47,894
5% 8/1/12 (FSA Insured)	55,000	59,335
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,648
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	248,318
4% 5/1/12 (CIFG North America Insured)	300,000	312,375
Fontana Unified School District Gen. Oblig.:
3% 5/1/11 (Assured Guaranty Corp. Insured)	385,000	393,986
5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	416,051
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,063,540
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	34,888
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	94,846
Fresno Swr. Rev. Series A, 6% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,685,000	3,156,620
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	862,312
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	228,095
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	60,000	62,203
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,445,956
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	3,290,000	3,719,839
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	115,000	119,414
Series 2007 A1, 5% 6/1/11	1,000,000	1,012,250
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,130,650
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	198,651
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,217,694
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	$ 500,000	$ 500,865
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,775
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	192,131
Kern County High School District Series A, 6.3% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	78,258
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,618,102
Long Beach Unified School District Series A:
4% 8/1/14	2,335,000	2,519,442
5% 8/1/14	1,000,000	1,125,180
Los Angeles Cmnty. College District Series 2005 A, 5.25% 8/1/14 (FSA Insured)	4,000,000	4,548,920
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	94,747
(Disney Parking Proj.) 0% 3/1/14	20,000	16,835
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	39,387
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (c)	105,000	108,511
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	37,997
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	115,945
5% 10/1/14 (FSA Insured)	25,000	28,320
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	66,748
Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	180,571
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	129,440
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series 2003 A1:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 25,000	$ 27,508
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,311,310
Los Angeles Gen. Oblig.:
Series 2001 A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	65,189
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	193,776
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	22,605
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	35,000
Series 2009 A, 4% 9/1/15	2,085,000	2,281,199
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 3.5% 9/1/09	525,000	525,000
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Svcs. Lease Proj.) Series A, 5.625% 5/1/11	35,000	36,234
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (c)	80,000	83,485
Series 2002 E:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	43,748
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,413,594
Series 2003 F:
4.5% 7/1/13	3,000,000	3,262,260
5% 7/1/14	25,000	27,373
(Election of 2002 Proj.) Series 2003 A:
5% 7/1/13	25,000	27,546
5% 7/1/22 (Pre-Refunded to 7/1/13 @ 100) (c)	5,000,000	5,672,500
(Election of 2004 Proj.) Series 2006 G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,277,374
Series 1997 A, 6% 7/1/14	3,055,000	3,512,792
Series 2002, 5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,564,160
Series 2003 A, 5% 1/1/28 (Pre-Refunded to 7/1/13 @ 100) (c)	5,785,000	6,563,083
Series 2007 E, 5% 7/1/10	1,865,000	1,930,275
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series A, 5% 8/1/10 (Escrowed to Maturity) (c)	$ 60,000	$ 62,536
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,705,050
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	155,038
4% 7/1/13 (FSA Insured)	175,000	189,109
5% 7/1/14 (FSA Insured)	2,000,000	2,258,040
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13 (a)	50,000	53,954
4% 7/1/15 (a)	100,000	108,141
4% 7/1/17 (a)	85,000	90,157
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	27,311
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2001 A:
5.25% 7/1/10 (Escrowed to Maturity) (c)	70,000	72,832
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	291,411
5.375% 7/1/12	1,000,000	1,090,960
Series 2003 A, 5% 7/1/13	35,000	39,582
Series 2004 B:
5% 7/1/10	90,000	93,287
5% 7/1/11	1,155,000	1,244,593
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,918
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	117,378
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	50,436
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 C, 4%, tender 2/8/11 (b)	2,900,000	2,971,021
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	68,288
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,330
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	535,000	553,292
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/11	1,350,000	1,429,313
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.):
Series 1993 A:
5.85% 7/1/10 (AMBAC Insured)	$ 25,000	$ 25,819
5.85% 7/1/10 (Escrowed to Maturity) (c)	25,000	26,103
Series 2009 A, 5% 7/1/16	1,940,000	2,131,342
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,053,230
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,421,627
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) Series 2001, 5.25% 10/1/09 (AMBAC Insured)	50,000	50,146
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,337
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,346
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	143,151
Orange County Rfdg. Recovery Series A, 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	160,376
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	115,785
4% 8/15/15	50,000	54,672
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,738
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	50,000	53,304
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	54,817
5% 11/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,612
Placentia Pub. Fing. Auth. Rev.:
2% 9/1/10	1,000,000	1,002,160
2.625% 9/1/11	750,000	755,895
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	54,451
Series 2003, 5% 8/1/11 (FSA Insured)	100,000	108,029
Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	68,590
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	$ 30,000	$ 30,793
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,930
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	93,237
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	1,215,000	1,189,230
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,400,000	4,309,038
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	1,225,000	1,259,165
4%, tender 12/1/11 (FSA Insured) (b)	1,500,000	1,570,545
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,255,212
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	50,244
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 A, 4.5% 6/1/11 (FSA Insured)	2,000,000	2,112,140
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,052,600
Riverside County Trans. Commission Sales Tax Rev. Series 2008 A2, 4%, tender 12/1/09 (b)	1,400,000	1,411,256
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,094,080
Sacramento City Fing. Auth. Rev.:
(Pub. Safety and Parking Impts. Proj.) Series 2002, 5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (c)	140,000	146,751
(Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	43,469
(Wtr. and Cap. Impt. Proj.) Series 2001 A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	130,000	140,966
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/12	500,000	541,890
5% 7/1/13	625,000	685,994
5% 7/1/14	550,000	605,831
5% 7/1/16	1,275,000	1,400,753
Sacramento Muni. Util. District Elec. Rev. Series 2002 Q, 5.25% 8/15/17 (FSA Insured)	1,000,000	1,072,710
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino Cmnty. College District Series A:
5% 8/1/16	$ 215,000	$ 243,518
5% 8/1/17	150,000	169,070
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	264,636
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,033,264
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,821
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 4.5% 5/15/14	5,795,000	6,321,881
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	213,646
5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,241,265
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (c)	3,000,000	3,315,180
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	2,000,000	2,247,380
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	1,695,000	1,904,655
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	82,507
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,311
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	55,589
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	713,830
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13 (a)	905,000	927,706
5% 8/1/16 (a)	1,095,000	1,134,409
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	77,502
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	48,667
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	$ 25,000	$ 27,967
Santa Clara County Fing. Auth. Lease Rev. (VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	269,686
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	38,192
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11	1,425,000	1,537,447
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	23,366
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	62,323
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.):
Series 2004 A, 5% 8/15/11 (FGIC Insured)	1,000,000	1,045,920
Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	166,154
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/12	30,000	33,995
6.75% 7/1/13	65,000	75,486
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	226,302
6.75% 7/1/13 (FSA Insured)	1,800,000	2,097,576
Southern California Pub. Pwr. Auth. Transmission Proj. Rev.:
Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	60,647
Series 2009 A, 5% 7/1/20	2,000,000	2,208,400
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	51,899
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	28,171
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	54,160
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	35,000	37,903
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	64,487
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,369,088
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Torrance Unified School District: - continued
Series 2008 Z:
5.25% 8/1/18	$ 1,000,000	$ 1,126,420
5.375% 8/1/22	1,750,000	1,916,723
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,000
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,816
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (c)(d)	10,000,000	10,102,500
Series 2009 O, 5% 5/15/17	1,000,000	1,149,900
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	123,115
5% 5/15/12 (AMBAC Insured)	100,000	109,756
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	52,166
Washington Township Health Care District Rev. Series A, 5% 7/1/12	385,000	399,033
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (b)	1,250,000	1,257,113
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	534,040
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	553,860
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	35,785
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,829
		420,781,658
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/09	1,000,000	1,001,120
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	335,286
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,240,229
Series 2002, 5.25% 7/1/10 (FGIC Insured)	170,000	172,970
Series 2003 B, 5.5% 7/1/11 (FGIC Insured)	250,000	260,708
6.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	81,066
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	$ 1,000,000	$ 1,048,080
Puerto Rico Pub. Bldg. Auth. Rev. Series M, 5.5% 7/1/10	385,000	392,508
		3,530,847
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Rev.:
Series 2006:
4% 10/1/09 (FGIC Insured)	350,000	350,102
4% 10/1/10 (FGIC Insured)	580,000	571,689
Series 2009 A, 6% 10/1/14	1,250,000	1,313,963
		2,235,754
TOTAL MUNICIPAL BONDS (Cost $417,155,283)		427,549,379
Municipal Notes - 2.2%

California - 2.2%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14	1,500,000	1,181,475
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	3,000,000	3,020,850
California Gen. Oblig. 1.4% 9/2/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	6,000,000	6,000,000
TOTAL MUNICIPAL NOTES (Cost $10,196,245)		10,202,325
TOTAL INVESTMENT PORTFOLIO - 93.7% (Cost $427,351,528)		437,751,704
NET OTHER ASSETS - 6.3%		29,414,417
NET ASSETS - 100%		$ 467,166,121
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,102,500 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	1/7/09	$ 10,334,900
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	23.6%
Escrowed/Pre-Refunded	21.3%
Special Tax	17.5%
Electric Utilities	9.1%
Health Care	7.6%
Water & Sewer	5.9%
Others* (individually less than 5%)	15.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $427,351,528)		$ 437,751,704
Cash		30,653,260
Receivable for investments sold		283,313
Receivable for fund shares sold		4,174,933
Interest receivable		4,357,391
Prepaid expenses		715
Receivable from investment adviser for expense reductions		46,997
Other receivables		2,496
Total assets		477,270,809

Liabilities
Payable for investments purchased Regular delivery	$ 4,036,941
Delayed delivery	5,310,621
Payable for fund shares redeemed	328,948
Distributions payable	184,334
Accrued management fee	134,290
Other affiliated payables	69,450
Other payables and accrued expenses	40,104
Total liabilities		10,104,688

Net Assets		$ 467,166,121
Net Assets consist of:
Paid in capital		$ 456,124,220
Undistributed net investment income		5,372
Accumulated undistributed net realized gain (loss) on investments		636,353
Net unrealized appreciation (depreciation) on investments		10,400,176
Net Assets, for 44,548,601 shares outstanding		$ 467,166,121
Net Asset Value, offering price and redemption price per share ($467,166,121 ÷ 44,548,601 shares)		$ 10.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Interest		$ 6,284,714

Expenses
Management fee	$ 753,172
Transfer agent fees	152,000
Accounting fees and expenses	52,868
Custodian fees and expenses	3,527
Independent trustees' compensation	636
Registration fees	16,570
Audit	26,000
Legal	498
Miscellaneous	14,659
Total expenses before reductions	1,019,930
Expense reductions	(308,283)	711,647
Net investment income		5,573,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		643,561
Change in net unrealized appreciation (depreciation) on: Investment securities		4,193,514
Net gain (loss)		4,837,075
Net increase (decrease) in net assets resulting from operations		$ 10,410,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,573,067	$ 6,909,923
Net realized gain (loss)	643,561	28,647
Change in net unrealized appreciation (depreciation)	4,193,514	5,797,788
Net increase (decrease) in net assets resulting from operations	10,410,142	12,736,358
Distributions to shareholders from net investment income	(5,570,962)	(6,905,280)
Share transactions Proceeds from sales of shares	237,622,129	331,398,166
Reinvestment of distributions	4,450,371	5,486,315
Cost of shares redeemed	(134,795,043)	(135,239,235)
Net increase (decrease) in net assets resulting from share transactions	107,277,457	201,645,246
Redemption fees	5,565	21,627
Total increase (decrease) in net assets	112,122,202	207,497,951

Net Assets
Beginning of period	355,043,919	147,545,968
End of period (including undistributed net investment income of $5,372 and undistributed net investment income of $3,267, respectively)	$ 467,166,121	$ 355,043,919
Other Information Shares
Sold	22,822,934	32,399,093
Issued in reinvestment of distributions	427,413	537,400
Redeemed	(12,990,907)	(13,267,796)
Net increase (decrease)	10,259,440	19,668,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.09	$ 10.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.142	.295	.335	.328	.105
Net realized and unrealized gain (loss)	.140	.263	.017	.021	.059
Total from investment operations	.282	.558	.352	.349	.164
Distributions from net investment income	(.142)	(.299)	(.336)	(.328)	(.104)
Distributions from net realized gain	-	-	(.007)	(.001)	-
Total distributions	(.142)	(.299)	(.343)	(.329)	(.104)
Redemption fees added to paid in capital D	- H	.001	.001	-H	- H
Net asset value, end of period	$ 10.49	$ 10.35	$ 10.09	$ 10.08	$ 10.06
Total Return B, C	2.74%	5.62%	3.55%	3.54%	1.64%
Ratios to Average Net Assets F
Expenses before reductions	.50%	.49%	.52%	.57%	.94%A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%A
Expenses net of all reductions	.35%	.31%	.27%	.26%	.23%A
Net investment income	2.71%	2.90%	3.32%	3.27%	3.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,166	$ 355,044	$ 147,546	$ 102,049	$ 54,387
Portfolio turnover rate	24%	18%	13%	16%	0%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 25, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Fidelity California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 09, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,715,470
Unrealized depreciation	(313,698)
Net unrealized appreciation (depreciation)	$ 10,401,772
Cost for federal income tax purposes	$ 427,349,932

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $154,411,132 and $44,122,092, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $639 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $298,500.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $3,526, $6,233 and $24, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,041,000,256.67	94.299
Withheld	62,938,673.31	5.701
TOTAL	1,103,938,929.98	100.000
Albert R. Gamper, Jr.
Affirmative	1,044,613,524.91	94.626
Withheld	59,325,405.07	5.374
TOTAL	1,103,938,929.98	100.000
Abigail P. Johnson
Affirmative	1,039,890,816.16	94.198
Withheld	64,048,113.82	5.802
TOTAL	1,103,938,929.98	100.000
Arthur E. Johnson
Affirmative	1,043,541,819.48	94.529
Withheld	60,397,110.50	5.471
TOTAL	1,103,938,929.98	100.000
Michael E. Kenneally
Affirmative	1,045,866,100.84	94.739
Withheld	58,072,829.14	5.261
TOTAL	1,103,938,929.98	100.000
James H. Keyes
Affirmative	1,045,128,561.60	94.673
Withheld	58,810,368.38	5.327
TOTAL	1,103,938,929.98	100.000
Marie L. Knowles
Affirmative	1,043,771,244.22	94.550
Withheld	60,167,685.76	5.450
TOTAL	1,103,938,929.98	100.000
Kenneth L. Wolfe
Affirmative	1,044,954,180.51	94.657
Withheld	58,984,749.47	5.343
TOTAL	1,103,938,929.98	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	789,928,518.52	71.556
Against	109,475,883.11	9.917
Abstain	70,754,986.10	6.409
Broker Non- Votes	133,779,542.25	12.118
TOTAL	1,103,938,929.98	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Short-Intermediate Tax-Free Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CSI-USAN-1009
1.817079.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 27, 2009